Statement of Additional Information

April 1, 2019, as revised July 31, 2019

Lord Abbett Investment Trust
Lord Abbett Research Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Multi-Asset Balanced Opportunity Fund				Lord Abbett Core Fixed Income Fund

CLASS	TICKER	CLASS	TICKER	CLASS	TICKER	CLASS	TICKER
A	LABFX	R2	BLAQX	A	LCRAX	R2	LCRQX
C	BFLAX	R3	BLARX	C	LCRCX	R3	LCRRX
F	BLAFX	R4	BLASX	F	LCRFX	R4	LCRSX
F3	LOBFX	R5	BLATX	F3	LCROX	R5	LCRTX
I	LABYX	R6	BLAVX	I	LCRYX	R6	LCRVX
P	LABPX			P	LCRPX

Lord Abbett Multi-Asset Income Fund				Lord Abbett Core Plus Bond Fund

CLASS	TICKER	CLASS	TICKER	CLASS	TICKER	CLASS	TICKER
A	ISFAX	R2	LIGQX	A	LAPLX	R2	LAPTX
C	ISFCX	R3	LIXRX	C	LAPCX	R3	LAPQX
F	LIGFX	R4	LIXSX	F	LPLFX	R4	LAPUX
F3	ISFOX	R5	LIXTX	F3	LOPLX	R5	LAPVX
I	ISFYX	R6	LIXVX	I	LAPIX	R6	LAPWX
P	ISFPX

Lord Abbett Convertible Fund				Lord Abbett Corporate Bond Fund

CLASS	TICKER	CLASS	TICKER	CLASS	TICKER	CLASS	TICKER
A	LACFX	R2	LBCQX	A	LBCAX	R2	LCBQX
C	LACCX	R3	LCFRX	C	LBCCX	R3	LRCBX
F	LBFFX	R4	LCFSX	F	LCCFX	R4	LBCSX
F3	LOCFX	R5	LCFTX	F3	LBCOX	R5	LBCUX
I	LCFYX	R6	LCFVX	I	LICIX	R6	LBCVX
P	LCFPX

Lord Abbett Floating Rate Fund				Lord Abbett Short Duration Income Fund

CLASS	TICKER	CLASS	TICKER	CLASS	TICKER	CLASS	TICKER
A	LFRAX	R2	LFRRX	A	LALDX	R2	LDLQX
C	LARCX	R3	LRRRX	C	LDLAX	R3	LDLRX
F	LFRFX	R4	LRRKX	F	LDLFX	R4	LDLKX
F3	LFROX	R5	LRRTX	F3	LOLDX	R5	LDLTX
I	LFRIX	R6	LRRVX	I	LLDYX	R6	LDLVX
				P	N/A

Lord Abbett High Yield Fund				Lord Abbett Total Return Fund

CLASS	TICKER	CLASS	TICKER	CLASS	TICKER	CLASS	TICKER
A	LHYAX	R2	LHYQX	A	LTRAX	R2	LTRQX
C	LHYCX	R3	LHYRX	C	LTRCX	R3	LTRRX
F	LHYFX	R4	LHYSX	F	LTRFX	R4	LTRKX
F3	LHYOX	R5	LHYTX	F3	LTROX	R5	LTRTX
I	LAHYX	R6	LHYVX	I	LTRYX	R6	LTRHX
P	LHYPX			P	LTRPX

Lord Abbett Income Fund				Lord Abbett Ultra Short Bond Fund

CLASS	TICKER	CLASS	TICKER	CLASS	TICKER	CLASS	TICKER
A	LAGVX	R2	LAUQX	A	LUBAX	I	LUBYX
C	LAUSX	R3	LAURX	A1	LUSNX	R5	LUBVX
F	LAUFX	R4	LAUKX	F	LUBFX	R6	LUBWX
F3	LOGVX	R5	LAUTX	F3	LUBOX
I	LAUYX	R6	LAUVX
P	N/A

Lord Abbett Inflation Focused Fund

CLASS	TICKER	CLASS	TICKER
A	LIFAX	R2	LIFQX
C	LIFCX	R3	LIFRX
F	LIFFX	R4	LIFKX
F3	LIFOX	R5	LIFTX
I	LIFIX	R6	LIFVX

Lord Abbett Short Duration Core Bond Fund

CLASS	TICKER	CLASS	TICKER
A	LDCAX	R2	LSCQX
C	LDCCX	R3	LDCRX
F	LDCFX	R4	LSCSX
F3	LSCOX	R5	LSCUX
I	LSCIX	R6	LDCVX

Lord Abbett Research Fund, Inc.

Lord Abbett Calibrated Dividend Growth Fund				Lord Abbett Small Cap Value Fund

CLASS	TICKER	CLASS	TICKER	CLASS	TICKER	CLASS	TICKER
A	LAMAX	R2	LAMQX	A	LRSCX	R2	LRSQX
C	LAMCX	R3	LAMRX	C	LSRCX	R3	LRSRX
F	LAMFX	R4	LAMSX	F	LRSFX	R4	LRSSX
F3	LRMAX	R5	LAMTX	F3	LRSOX	R5	LRSTX
I	LAMYX	R6	LAMHX	I	LRSYX	R6	LRSVX
P	LAMPX			P	LRSPX

Lord Abbett Growth Opportunities Fund

CLASS	TICKER	CLASS	TICKER
A	LMGAX	R2	LGOQX
C	LMGCX	R3	LGORX
F	LGOFX	R4	LGOSX
F3	LOMGX	R5	LGOTX
I	LMGYX	R6	LGOVX
P	LGOPX

This SAI is not a prospectus. A prospectus may be obtained from your financial intermediary or from the Distributor at 90 Hudson Street, Jersey City, NJ 07302-3973. This SAI is divided into two Parts - Part I and Part II. Part I contains information that is particular to the Funds offered in this SAI, and should be read in conjunction with the prospectuses for Lord Abbett Investment Trust or Lord Abbett Research Fund, Inc., as applicable, each dated April 1, 2019, as supplemented or revised thereafter. Part I includes information about the Funds, including investment policies, management fees paid by the Funds, and information about other fees applicable to and services provided to the Funds. Part II contains additional information that more generally applies to the Lord Abbett Funds.

Each Fund’s audited financial statements are incorporated into this SAI by reference to the Fund’s most recent annual report (with the exception of the newly created Class A1 shares, which have not yet commenced operations). The Funds’ annual and semiannual reports to shareholders are available without charge, upon request by calling 888-522-2388. In addition, you can make inquiries through your financial intermediary.

PART I

TABLE OF CONTENTS

PAGE

1.	GLOSSARY	1-1
2.	FUND INFORMATION	2-1
3.	INVESTMENT POLICIES	3-1
4.	FUND INVESTMENTS	4-1
5.	BOARD MEMBERS	5-1
6.	INVESTMENT ADVISORY AND OTHER SERVICES, FEES, AND EXPENSES	6-1
7.	PORTFOLIO MANAGER INFORMATION	7-1
8.	CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS	8-1
9.	FINANCIAL STATEMENTS	9-1

1.
GLOSSARY

Lord Abbett Investment Trust is comprised of the following Funds:

Lord Abbett Multi-Asset Balanced Opportunity Fund: Multi-Asset Balanced Opportunity Fund

Lord Abbett Multi-Asset Income Fund: Multi-Asset Income Fund

Lord Abbett Convertible Fund: Convertible Fund

Lord Abbett Core Fixed Income Fund: Core Fixed Income Fund

Lord Abbett Core Plus Bond Fund: Core Plus Bond Fund

Lord Abbett Corporate Bond Fund: Corporate Bond Fund

Lord Abbett Floating Rate Fund: Floating Rate Fund

Lord Abbett High Yield Fund: High Yield Fund

Lord Abbett Income Fund: Income Fund

Lord Abbett Inflation Focused Fund: Inflation Focused Fund

Lord Abbett Short Duration Core Bond Fund: Short Duration Core Bond Fund

Lord Abbett Short Duration Income Fund: Short Duration Income Fund

Lord Abbett Total Return Fund: Total Return Fund

Lord Abbett Ultra Short Bond Fund: Ultra Short Bond Fund

Lord Abbett Research Fund is comprised of the following Funds:

Lord Abbett Calibrated Dividend Growth Fund: Calibrated Dividend Growth Fund

Lord Abbett Growth Opportunities Fund: Growth Opportunities Fund

Lord Abbett Small Cap Value Fund: Small Cap Value Fund

Lord Abbett Funds are comprised of the following management investment companies:

Lord Abbett Affiliated Fund, Inc.: Affiliated Fund

Lord Abbett Bond Debenture Fund, Inc.: Bond Debenture Fund

Lord Abbett Credit Opportunities Fund: Credit Opportunities Fund

Lord Abbett Developing Growth Fund, Inc.: Developing Growth Fund

Lord Abbett Equity Trust: Equity Trust

Lord Abbett Global Fund, Inc.: Global Fund

Lord Abbett Investment Trust: Investment Trust

Lord Abbett Mid Cap Stock Fund, Inc.: Mid Cap Stock Fund

Lord Abbett Municipal Income Fund, Inc.: Municipal Income Fund

Lord Abbett Research Fund, Inc.: Research Fund

Lord Abbett Securities Trust: Securities Trust

Lord Abbett Series Fund, Inc.: Series Fund

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.: Money Market Fund

Part I 1-1

1933 Act	Securities Act of 1933, as amended
1940 Act	Investment Company Act of 1940, as amended
Board	Board of Directors or Trustees
Board Member(s)	Director(s) or Trustee(s) of the Board
CDSC	Contingent Deferred Sales Charge
CEA	Commodity Exchange Act, as amended
CPO	Commodity pool operator
Distributor	Lord Abbett Distributor LLC
Fund(s)	Each separate investment portfolio of a Registrant or, if a Registrant has only a single investment portfolio, the Registrant
Fund(s)-of-Funds	Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund
Independent Board Member(s)	Director(s) or Trustee(s) of the Board who are not “interested persons” as defined in the 1940 Act, of each Fund
Interested Board Member(s)	Director(s) or Trustee(s) of the Board who are not Independent Board Members
Lord Abbett	Lord, Abbett & Co. LLC
Moody’s	Moody’s Investors Service, Inc.
NYSE	New York Stock Exchange
Registrant(s)	Investment Trust and/or Research Fund
Rule 12b-1 Plan	Distribution and/or Shareholder Service Plan adopted under Rule 12b-1 (under the 1940 Act)
S&P	S&P Global Ratings
SAI	Statement of Additional Information
SEC	United States Securities and Exchange Commission
Underlying Funds	Affiliated mutual funds managed by Lord Abbett

Part I 1-2

2.
FUND INFORMATION

Each Registrant is an open-end management investment company registered under the 1940 Act. All Funds are diversified within the meaning of the 1940 Act. The tables below set forth information about each Registrant’s organization and certain Funds’ name changes.

Registrant Organization

Registrant	Form of Organization	Date of Organization	Number of Funds	Shares Available for Issuance
Investment Trust	Delaware statutory trust	August 16, 1993	14	Unlimited
Research Fund	Maryland corporation	April 6, 1992	3	3.045 billion shares, $0.001 par value

Portfolio Turnover

Fund	Fiscal Year 2017 Turnover Rate	Fiscal Year 2018 Turnover Rate
Investment Trust
Core Fixed Income Fund	466%	615%
Core Plus Bond Fund	396%	468%
Income Fund	205%	117%
Total Return Fund	472%	643%

The changes in portfolio turnover over the last two fiscal years for each Fund included in the table above were primarily due to trading strategies employed by the Fund’s portfolio management team in response to market conditions and shareholder cash flow activity, and not reflective of a material change in the Fund’s principal investment strategies.

Part I 2-1

3.
INVESTMENT POLICIES

Fundamental Investment Restrictions. Each Fund’s investment objective cannot be changed without the approval of a “majority of the Fund’s outstanding shares,”1 except for the investment objective of each of Corporate Bond Fund and Short Duration Core Bond Fund, which may be changed by the Board without shareholder approval. Each Fund also is subject to the following fundamental investment restrictions that cannot be changed without the approval of a majority of the Fund’s outstanding shares.

Investment Trust

Each Fund may not:

1.	borrow money, except that (i) it may borrow from banks (as defined in the 1940 Act)[2] in amounts up to 33⅓% of its total assets (including the amount borrowed), (ii) it may borrow up to an additional 5% of its total assets for temporary purposes, (iii) it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) it may purchase securities on margin to the extent permitted by applicable law,[3] and (v) it may borrow money from other Lord Abbett Funds to the extent permitted by applicable law and any exemptive relief obtained by the Fund;

2.	pledge its assets (other than to secure borrowings, or to the extent permitted by each Fund’s investment policies as permitted by applicable law);[4]

3.	engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

4.	with respect to Core Plus Bond Fund, Corporate Bond Fund, and Short Duration Core Bond Fund, make loans to other persons, except that (i) the acquisition of bonds, debentures, or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements, or any similar instruments shall not be subject to this limitation, (ii) the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law, and (iii) the Fund may lend money to other Lord Abbett Funds to the extent permitted by applicable law and any exemptive relief obtained by the Fund;

with respect to Floating Rate Fund, make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund’s investment policies, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of publicly distributed debt securities, bank loan interests (including novations, assignments, and participations), bank certificates of deposit, acceptances,

[1]	A “majority of the Fund’s outstanding shares” means the vote of the lesser of (1) 67% or more of the voting securities present at a shareholder meeting, provided that more than 50% of the outstanding voting securities of the Fund are present at the meeting or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund regardless of whether such shareholders are present at the meeting (or represented by proxy).

[2]	The term “bank” is defined in Section 2(a)(5) of the 1940 Act.

[3]	SEC staff guidance currently prohibits a Fund from purchasing any security on margin, except such short-term credits as are necessary for the clearance of transactions.

[4]	Current federal securities laws prohibit each Fund from pledging more than one-third of its total assets (taken at current value) to secure borrowings made in accordance with the investment restrictions above. For the purpose of this restriction the deposit of assets in a segregated account with a Fund’s custodian in connection with any of the Fund’s investment transactions is not considered to be a pledge of the Fund’s assets.
Part I 3-1

debentures, or other securities, whether or not the purchase is made upon the original issuance of the securities, (iv) participate in a credit facility whereby the Fund may directly lend to and borrow money from other affiliated funds to the extent permitted under the 1940 Act or an exemption therefrom, and (v) make loans in any other manner consistent with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction;

with respect to Inflation Focused Fund, make loans to other persons, except that the acquisition of bonds, debentures, or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements, or any similar instruments shall not be subject to this limitation, and except further that the Fund may lend money to other Lord Abbett Funds to the extent permitted by applicable law and any exemptive relief obtained by the Fund;

with respect to each Fund except Core Plus Bond Fund, Floating Rate Fund, and Inflation Focused Fund, make loans to other persons, except that (i) the acquisition of bonds, debentures, or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements, or any similar instruments shall not be subject to this limitation, and (ii) the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law, and (iii) the Fund may lend money to other Lord Abbett Funds to the extent permitted by applicable law and any exemptive relief obtained by the Fund;

5.	buy or sell real estate (except that each Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies, which invest in real estate or interests therein), or commodities or commodity contracts (except to the extent each Fund may do so in accordance with applicable law and without registering as a CPO under the CEA as, for example, with futures contracts);

6.	with respect to 75% of each Fund’s gross assets, buy securities of one issuer representing more than (i) 5% of each Fund’s gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and for each of the Fund-of-Funds, securities issued by an investment company or (ii) 10% of the voting securities of such issuer;[5]

7.	with respect to Convertible Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Income Fund, and Short Duration Income Fund, invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry excluding securities of the U.S. Government, its agencies and instrumentalities;

8.	with respect to Corporate Bond Fund, invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry;

9.	with respect to Core Fixed Income Fund, Core Plus Bond Fund, Short Duration Core Bond Fund, and Total Return Fund, invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities, and mortgage-backed securities as described under “Mortgage-Related and other Asset-Backed Securities” below); or

[5]	For purposes of this fundamental investment restriction, the term “gross assets” means “total assets.”
Part I 3-2

10.	with respect to Ultra Short Bond Fund, invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities, and the financial services industry); or

11.	issue senior securities to the extent such issuance would violate applicable law.[6]

Compliance with these fundamental investment restrictions will be determined at the time of the purchase or sale of the security, except in the case of the first fundamental investment restriction, with which the Funds must comply on a continuous basis. For purposes of these restrictions, the Funds, with the exception of Ultra Short Bond Fund, do not consider mortgage-related securities, including commercial mortgage-backed securities and other privately issued mortgage-related securities, as representing interests in any particular industry or group of industries.

Research Fund

Each Fund may not:

1.	borrow money, except that (i) it may borrow from banks (as defined in the 1940 Act)[7] in amounts up to 33⅓% of its total assets (including the amount borrowed), (ii) it may borrow up to an additional 5% of its total assets for temporary purposes, (iii) it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) it may purchase securities on margin to the extent permitted by applicable law,[8] and (v) it may borrow money from other Lord Abbett Funds to the extent permitted by applicable law and any exemptive relief obtained by the Fund;

2.	pledge its assets (other than to secure borrowings, or to the extent permitted by each Fund’s investment policies as permitted by applicable law); [9]

3.	engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

4.	make loans to other persons, except that (i) the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and (ii) the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law, and (iii) the Fund may lend money to other Lord Abbett Funds to the extent permitted by applicable law and any exemptive relief obtained by the Fund;

5.	buy or sell real estate (except that each Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein), or commodities or commodity contracts (except to the extent each Fund may do so in accordance

[6]	Current federal securities laws prohibit each Fund from issuing senior securities (which generally are defined as securities representing indebtedness), except that the Fund may borrow money from banks in amounts of up to 33⅓% of its total assets (including the amount borrowed).

[7]	The term “bank” is defined in Section 2(a)(5) of the 1940 Act.

[8]	SEC staff guidance currently prohibits a Fund from purchasing any security on margin, except such short-term credits as are necessary for the clearance of transactions.

[9]	Current federal securities laws prohibit each Fund from pledging more than one-third of its total assets (taken at current value) to secure borrowings made in accordance with the investment restrictions above. For the purpose of this restriction, the deposit of assets in a segregated account with a Fund’s custodian in connection with any of the Fund’s investment transactions is not considered to be a pledge of the Fund’s assets.
Part I 3-3

with applicable law and without registering as a CPO under the CEA as, for example, with futures contracts);

6.	with respect to 75% of each Fund’s gross assets, buy securities of one issuer representing more than (i) 5% of each Fund’s gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) own more than 10% of the voting securities of such issuer;[10]

7.	invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities); or

8.	issue senior securities to the extent such issuance would violate applicable law.[11]

Compliance with these fundamental investment restrictions will be determined at the time of the purchase or sale of the security, except in the case of the first fundamental investment restriction, with which the Funds must comply on a continuous basis.

Non-Fundamental Investment Restrictions. Each Fund also is subject to the following non-fundamental investment restrictions that may be changed by the Registrant’s Board without shareholder approval.

Investment Trust

Each Fund may not:

1.	make short sales of securities or maintain a short position except to the extent permitted by applicable law;

2.	invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A under the 1933 Act, as amended (“Rule 144A”), determined by Lord Abbett to be liquid, subject to the oversight of the Board;

3.	invest in securities issued by other investment companies except to the extent permitted by applicable law. Core Fixed Income Fund, Core Plus Bond Fund, Corporate Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund, Short Duration Income Fund, Total Return Fund, and Ultra Short Bond Fund may not, however, rely on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act;

4.	with respect to each Fund except Corporate Bond Fund, Inflation Focused Fund, Short Duration Core Bond Fund, and Ultra Short Bond Fund, invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of a Fund’s total assets (included within such limitation, but not to exceed 2% of its total assets, are warrants that are not listed on the NYSE or NYSE MKT LLC or a major foreign exchange);

with respect to Corporate Bond Fund and Short Duration Core Bond Fund, invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of a Fund’s total assets (included within such limitation, but not to exceed 2% of its total assets, are warrants that are not listed on the NYSE or NYSE MKT LLC or another major domestic or foreign exchange);

[10]	For purposes of this fundamental investment restriction, the term “gross assets” means “total assets.”

[11]	Current federal securities laws prohibit each Fund from issuing senior securities (which generally are defined as securities representing indebtedness), except that a Fund may borrow money from banks in amounts of up to 33⅓% of its total assets (including the amount borrowed).
Part I 3-4

with respect to Ultra Short Bond Fund only, invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of a Fund’s total assets (included within such limitation, but not to exceed 2% of its total assets, are warrants that are not listed on the NYSE or a major foreign exchange);

5.	with respect to each Fund except Inflation Focused Fund, invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or other development programs, except that it may invest in securities issued by companies that engage in oil, gas or other mineral exploration or other development activities;

6.	write, purchase or sell puts, calls, straddles, spreads, or combinations thereof, except to the extent permitted in its prospectus and SAI, as they may be amended from time to time;

7.	buy from or sell to any of the Registrant’s officers, trustees, employees, or its investment adviser or any of the adviser’s officers, partners, or employees, any securities other than the Trust’s shares; or

8.	with respect to High Yield Fund only, invest more than 10% of the market value of its gross assets at the time of investment in debt securities, which are in default as to interest or principal.

Research Fund

Each Fund may not:

1.	make short sales of securities or maintain a short position except to the extent permitted by applicable law;

2.	invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A under the 1933 Act, determined by Lord Abbett to be liquid, subject to the oversight of the Board;

3.	invest in securities issued by other investment companies except to the extent permitted by applicable law. The Funds may not, however, rely on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act;

4.	invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of a Fund’s total assets (included within such limitation, but not to exceed 2% of its total assets, are warrants that are not listed on the NYSE or the American Stock Exchange or a major foreign exchange);

5.	invest in real estate limited partnership interests or interests in oil, gas, or other mineral leases, or exploration or development programs, except that it may invest in securities issued by companies that engage in oil, gas, or other mineral exploration or other development activities;

6.	write, purchase or sell puts, calls, straddles, spreads, or combinations thereof, except to the extent permitted in its prospectus and SAI, as they may be amended from time to time; or

7.	buy from or sell to any of the Registrant’s officers, directors, employees, or its investment adviser or any of the adviser’s officers, partners, or employees, any securities other than Registrant shares.

Compliance with these non-fundamental investment restrictions will be determined at the time of the purchase or sale of the security, except in the case of the second and fourth non-fundamental investment restrictions, with which each applicable Fund must comply at the time of purchase. A Fund will not be required to sell illiquid securities if the percentage of the Fund’s net assets represented by illiquid securities exceeds the 15% limit due to market activity or the sale of liquid securities; however, in these situations the Fund will take appropriate measures to reduce the percentage of its net assets invested in illiquid securities in an orderly fashion.

Part I 3-5

4.
FUND INVESTMENTS

The following tables identify, for each Fund, the investment types and techniques that Lord Abbett may use in managing the Fund. A more detailed description of these investment types and techniques, along with the risks associated with each, is contained in the “Additional Information on Portfolio Investments, Risks, and Techniques” section of Part II. A Fund may use any or all of these investment types and techniques indicated below at any one time, and the fact that a Fund may use a particular investment type or technique does not mean that it will be used. A Fund’s transactions in a particular investment type or use of a particular technique is subject to the limitations imposed by the Fund’s investment objective, policies, and restrictions described in the Fund’s prospectus and in this SAI, as well as the federal securities laws. A Fund may receive instruments or investments not contemplated herein through the conversion or exchange of a permissible investment or as a result of the reorganization or bankruptcy of the issuer of an otherwise permissible investment, and the Fund may hold or dispose of these instruments or investments at its discretion.

Please refer to the applicable prospectus and the fundamental and non-fundamental investment restrictions in the “Investment Policies” section of Part I for more information on any applicable limitations.

MULTI-ASSET FUNDS
Investment Type
	Multi- Asset Balanced Opp. Fund	Multi- Asset Income Fund
Bank Loans	■	■
Cash/Short-Term Instruments and Money Market Investments	■	■
Convertible Securities	■	■
Synthetic Convertible Securities	■	■
Debt Securities	■	■
High-Yield Debt Securities	■	■
Municipal Bonds	■	■
Non-U.S. Gov’t and Supranational Debt Securities	■	■
U.S. Government Securities	■	■
Zero Coupon Bonds	■	■
Depositary Receipts	■	■
Derivatives	■	■
Commodity-Related Investments	■	■
Credit Default Swaps and Similar Instruments	■	■
Forward Contracts	■	■
Futures Contracts	■	■
Options Contracts	■	■
Swap Agreements	■	■
Equity Securities	■	■
Common Stocks	■	■
IPOs	■	■
Preferred Stocks	■	■
Warrants and Rights	■	■
Foreign Currency Transactions	■	■
Foreign Securities	■	■
Part I 4-1

MULTI-ASSET FUNDS
Investment Type
	Multi- Asset Balanced Opp. Fund	Multi- Asset Income Fund
Emerging Market Securities	■	■
Illiquid Securities	■	■
Mortgage-Related and Asset-Backed Securities and Other Collateralized Obligations	■	■
Other Investment Companies	■	■
REITs	■	■
Short Sales	■	■
Structured Notes and Other Hybrid Instruments	■	■

FIXED INCOME FUNDS
Investment Type
	Convert. Fund	Core Fixed Income Fund	Core Plus Bond Fund	Corporate Bond Fund
Bank Loans		■	■	■
Cash/Short-Term Instruments and Money Market Investments	■	■	■	■
Convertible Securities	■	■	■
Synthetic Convertible Securities	■	■	■
Debt Securities	■	■	■	■
High-Yield Debt Securities	■	■	■	■*
Municipal Bonds	■	■	■	■
Non-U.S. Gov’t and Supranational Debt Securities		■	■	■
U.S. Government Securities	■	■	■	■
Zero Coupon Bonds	■	■	■	■
Depositary Receipts	■	■	■	■
Derivatives	■	■	■	■
Commodity-Related Investments
Credit Default Swaps and Similar Instruments	■	■	■	■
Forward Contracts	■	■	■	■
Futures Contracts	■	■	■	■
Options Contracts	■	■	■	■
Swap Agreements	■	■	■	■
Equity Securities	■
Common Stocks	■
IPOs	■
Preferred Stocks	■
Warrants and Rights	■
Foreign Currency Transactions	■	■	■	■
Foreign Securities	■	■	■	■
Emerging Market Securities	■	■	■	■
Illiquid Securities	■	■	■	■
Part I 4-2

FIXED INCOME FUNDS
Investment Type
	Convert. Fund	Core Fixed Income Fund	Core Plus Bond Fund	Corporate Bond Fund
Mortgage-Related and Asset-Backed Securities and Other Collateralized Obligations		■	■	■
Other Investment Companies	■	■	■	■
REITs	■	■	■	■
Short Sales	■	■	■	■
Structured Notes and Other Hybrid Instruments	■	■	■	■

FIXED INCOME FUNDS
Investment Type
	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund
Bank Loans	■	■	■	■
Cash/Short-Term Instruments and Money Market Investments	■	■	■	■
Convertible Securities	■	■	■	■
Synthetic Convertible Securities	■	■	■	■
Debt Securities	■	■	■	■
High-Yield Debt Securities	■	■	■	■
Municipal Bonds	■	■	■	■
Non-U.S. Gov’t and Supranational Debt Securities		■	■	■
U.S. Government Securities	■	■	■	■
Zero Coupon Bonds	■	■	■	■
Depositary Receipts	■	■	■	■
Derivatives	■	■	■	■
Commodity-Related Investments				■
Credit Default Swaps and Similar Instruments	■	■	■	■
Forward Contracts	■	■	■	■
Futures Contracts	■	■	■	■
Options Contracts	■	■	■	■
Swap Agreements	■	■	■	■
Equity Securities	■	■	■	■
Common Stocks		■
IPOs	■	■
Preferred Stocks		■	■	■
Warrants and Rights		■	■	■
Foreign Currency Transactions	■	■	■	■
Foreign Securities	■	■	■	■
Emerging Market Securities	■	■	■	■
Illiquid Securities	■	■	■	■
Mortgage-Related and Asset-Backed Securities and Other Collateralized Obligations	■	■	■	■
Other Investment Companies	■	■	■	■
REITs	■	■	■	■
Part I 4-3

FIXED INCOME FUNDS
Investment Type
	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund
Short Sales	■	■	■	■
Structured Notes and Other Hybrid Instruments	■	■	■	■

FIXED INCOME FUNDS
Investment Type
	Short Duration Core Bond Fund	Short Duration Income Fund	Total Return Fund	Ultra Short Bond Fund
Bank Loans	■	■	■
Cash/Short-Term Instruments and Money Market Investments	■	■	■	■
Convertible Securities		■	■
Synthetic Convertible Securities		■	■
Debt Securities	■	■	■	■
High-Yield Debt Securities	■*	■	■	■*
Municipal Bonds	■	■	■	■
Non-U.S. Gov’t and Supranational Debt Securities	■	■	■	■
U.S. Government Securities	■	■	■	■
Zero Coupon Bonds	■	■	■	■
Depositary Receipts	■	■	■
Derivatives	■	■	■	■
Commodity-Related Investments
Credit Default Swaps and Similar Instruments	■	■	■	■
Forward Contracts	■	■	■	■
Futures Contracts	■	■	■	■
Options Contracts	■	■	■	■
Swap Agreements	■	■	■	■
Equity Securities		■	■
Common Stocks
IPOs
Preferred Stocks		■	■
Warrants and Rights		■	■
Foreign Currency Transactions	■	■	■
Foreign Securities	■	■	■	■
Emerging Market Securities	■	■	■	■
Illiquid Securities	■	■	■	■
Mortgage-Related and Asset-Backed Securities and Other Collateralized Obligations	■	■	■	■
Other Investment Companies	■	■	■	■
REITs	■	■	■	■
Short Sales	■	■	■	■
Structured Notes and Other Hybrid Instruments	■	■	■	■
Part I 4-4

*	Each of Corporate Bond Fund, Short Duration Core Bond Fund, and Ultra Short Bond Fund may at times hold below investment grade securities (commonly referred to as “high-yield” or “junk” bonds) if it purchased securities that were considered investment grade at their time of purchase and such securities subsequently are downgraded.

U.S. EQUITY FUNDS
Investment Type
	Calibrated Dividend Growth Fund	Growth Opp. Fund	Small Cap Value Fund
Bank Loans
Cash/Short-Term Instruments and Money Market Investments	■	■	■
Convertible Securities	■	■	■
Synthetic Convertible Securities	■	■
Debt Securities	■	■
High-Yield Debt Securities	■**	■**
Municipal Bonds
Non-U.S. Gov’t and Supranational Debt Securities
U.S. Government Securities	■	■	■
Zero Coupon Bonds
Depositary Receipts	■	■	■
Derivatives	■	■	■
Commodity-Related Investments
Credit Default Swaps and Similar Instruments
Forward Contracts	■	■	■
Futures Contracts	■	■	■
Options Contracts	■	■	■
Swap Agreements	■	■	■
Equity Securities	■	■	■
Common Stocks	■	■	■
IPOs	■	■	■
Preferred Stocks	■	■	■
Warrants and Rights	■	■	■
Foreign Currency Transactions	■	■	■
Foreign Securities	■	■	■
Emerging Market Securities	■	■	■
Illiquid Securities	■	■	■
Mortgage-Related and Asset-Backed Securities and Other Collateralized Obligations
Other Investment Companies	■	■	■
REITs	■	■	■
Short Sales	■	■	■
Structured Notes and Other Hybrid Instruments	■	■	■
**	Each of Calibrated Dividend Growth Fund and Growth Opportunities Fund may at times hold below investment grade securities (commonly referred to as “high-yield” or “junk” bonds) if it purchased securities that were considered investment grade at their time of purchase and such securities subsequently are downgraded.
Part I 4-5

Related Additional Investment Restrictions

In addition to the principal investment strategies (and related restrictions) discussed in each Fund’s prospectus, each Fund may use other investment techniques in seeking to achieve its investment objective, as set forth in the table above. The applicable investment restrictions associated with such other investment techniques are set forth below. Please see “Additional Information on Portfolio Investments, Risks, and Techniques” in Part II of the SAI for more information on these and the other investment techniques that may be used by the Funds.

Borrowing Money. Each Fund may borrow money to the extent permitted by its investment policies and restrictions and applicable law. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund may be more volatile and other investment risks will tend to be compounded. Each Fund will not purchase additional securities while outstanding borrowings exceed 5% of its total assets.

Each Fund may engage in other transactions that may have the effect of creating leverage in the Fund’s portfolio, including, by way of example, derivatives transactions and reverse repurchase agreements. A Fund will generally not treat such transactions as borrowings of money, including for purposes of the 5% policy above.

Direct Investments by Funds-of-Funds. In addition to its investment in shares of Underlying Funds, and unless expressly prohibited or permitted in excess of the limitations described in this sentence, each of the Funds-of-Funds may pursue its investment strategy by investing up to 5% of its net assets directly in securities (other than shares of an Underlying Fund) and non-securities consistent with its respective investment objectives, policies, and restrictions.

The Underlying Funds of each Fund-of-Funds are listed in “Appendix B: Underlying Funds of the Funds-of-Funds” of the Fund-of-Fund’s prospectus. Please refer to Appendix B and each Underlying Fund’s prospectus for information about the applicable investment restrictions of the Underlying Funds.

Municipal Securities. Each Fund-of-Funds may invest up to 5% of its net assets in municipal bonds that, at the time of purchase, are rated investment grade or below investment grade by an independent rating agency or are unrelated but determined by Lord Abbett to be of comparable quality. In addition, the Funds-of-Funds may gain exposure to municipal bonds of any quality through investments in certain Underlying Funds. Each of Convertible Fund, Core Fixed Income Fund, Core Plus Bond Fund, Corporate Bond Fund, Floating Rate Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund, Short Duration Income Fund, Total Return Fund, and Ultra Short Bond Fund may invest up to 5% of its net assets in municipal bonds that, at the time of purchase, are rated investment grade by an independent rating agency or are unrated but determined by Lord Abbett to be of comparable quality.

Spot Transactions. Core Fixed Income Fund may invest up to 5% of its net assets in spot transactions and may use forward contracts to protect against uncertainty in the level of future exchange rates.

Commodities. Inflation Focused Fund may gain exposure to commodities by investing up to 5% of its assets in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

Assignments and Participations in Senior Loans. To the extent a Fund invests in participations with respect to senior loans, the Fund intends to acquire participations only if the group of loan investors selling the participation, and any other persons interpositioned between the Fund and the group of loan investors, at the time of investment, has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by S&P or Baa or P-3 or higher by Moody’s) or comparably rated by another independent rating agency or determined by

Part I 4-6

Lord Abbett to be of comparable quality. Similarly, a Fund will purchase an assignment or participation or act as a loan investor with respect to a syndicated senior loan only where the agent, typically a U.S. or foreign commercial bank, insurance company, finance company, or other financial institution, that is originating, negotiating, and structuring the senior loan for a group of loan investors, at the time of investment, has outstanding debt or deposit obligations rated investment grade by an independent rating agency or determined by Lord Abbett to be of comparable quality. For more information, please see “Additional Information on Portfolio Investments, Risks, and Techniques – Senior Loans” section of Part II.

When-Issued or Forward Transactions. Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. When-issued purchases and forward transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. Each Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Part I 4-7

5.
BOARD MEMBERS

The Board Members of the Registrants are also Board Members of each of the Lord Abbett Funds, which collectively consist of 59 funds. For more information on the Board Members, please see the “Management of the Funds” section of Part II.

Compensation

The following table sets forth the compensation accrued by the Registrant for the Independent Board Members and the total compensation paid by all Lord Abbett Funds to the Independent Board Members, including amounts payable but deferred at the option of each Independent Board Member. No Interested Board Member or officer of the Lord Abbett Funds received any compensation from the Funds for acting as a Board Member or officer. The Lord Abbett Funds currently do not offer a bonus, pension, profit-sharing, or retirement plan.

Board Members	Investment Trust For the Fiscal Year Ended November 30, 2018 Aggregate Compensation Accrued by the Registrant[1]	Research Fund For the Fiscal Year Ended November 30, 2018 Aggregate Compensation Accrued by the Registrant[1]	Total Compensation Paid by the Lord Abbett Funds[2]
Robert B. Calhoun, Jr.[3]	$30,000	$1,565	$0
Eric C. Fast	193,219	10,242	327,400
Evelyn E. Guernsey	222,891	11,825	381,400
Julie A. Hill	199,846	10,602	347,400
Franklin W. Hobbs[4]	82,956	4,442	92,971
Kathleen M. Lutito[5]	164,007	8,718	327,400
James M. McTaggart	195,531	10,369	331,400
Karla M. Rabusch[5]	166,324	8,843	331,400
Mark A. Schmid	195,536	10,366	331,400
James L.L. Tullis	267,030	14,157	457,400

[1]	Independent Board Members’ fees, including attendance fees for Board and committee meetings, are allocated among all Lord Abbett Funds based on the net assets of each Fund. A portion of the fees payable by each Fund to its Independent Board Members may be deferred at the option of a Board Member under an equity-based plan (the “equity-based plan”) that deems the deferred amounts to be invested in shares of a Fund for later distribution to the Board Members. In addition, $25,000 of each Board Member’s retainer must be deferred and is deemed invested in shares of the Funds and other Lord Abbett Funds under the equity-based plan. With respect to Investment Trust, the total deferred amounts for Mr. Calhoun, Mr. Fast, Ms. Guernsey, Ms. Hill, Mr. Hobbs, Ms. Lutito, Mr. McTaggart, Ms. Rabusch, Mr. Schmid, and Mr. Tullis are $30,000, $193,219, $14,506, $48,743, $82,956, $163,297, $116,049, $165,614, $195,536 and $123,703, respectively. With respect to Research Fund, the total deferred amounts for Mr. Calhoun, Mr. Fast, Ms. Guernsey, Ms. Hill, Mr. Hobbs, Ms. Lutito, Mr. McTaggart, Ms. Rabusch, Mr. Schmid, and Mr. Tullis are $1,565, $10,242, $769, $2,585, $4,442, $8,681, $6,153, $8,806, $10,366 and $6,490, respectively.

[2]	The third column shows total compensation, including the types of compensation described in the “For the Fiscal Year Ended November 30, 2018 Aggregate Compensation Accrued by the Registrant” column of the applicable Registrant, accrued by all Lord Abbett Funds during the year ended December 31, 2018, including fees Independent Board Members have chosen to defer.

[3]	Mr. Calhoun retired from the Board and the Board of Directors/Trustees of each of the other Lord Abbett Funds effective December 31, 2017.

[4]	Mr. Hobbs retired from the Board and the Board of Directors/Trustees of each of the other Lord Abbett Funds effective April 23, 2018.

[5]	Ms. Lutito and Ms. Rabusch were elected to the Board and the Board of Directors/Trustees of each of the other Lord Abbett Funds effective December 30, 2017.
Part I 5-1

Fund Ownership

The following table sets forth certain information about the dollar range of equity securities beneficially owned by each Board Member in the Registrant and all other Lord Abbett Funds as of December 31, 2018. The amounts shown include deferred compensation (including interest) to the Board Members deemed invested in Fund shares. The amounts ultimately received by the Board Members under the deferred compensation plan will be directly linked to the investment performance of the Lord Abbett Funds.

Dollar Range of Equity Securities

Board Members	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund	Convertible Fund

Interested Director/Trustee
Douglas B. Sieg	$10,001-$50,000	None	None
Independent Director/Trustee
Eric C. Fast	$1-$10,000	$1-$10,000	$1-$10,000
Evelyn E. Guernsey	$1-$10,000	$1-$10,000	$1-$10,000
Julie A. Hill	$50,001-$100,000	$10,001-$50,000	$1-$10,000
Kathleen M. Lutito	Over $100,000	$1-$10,000	$1-$10,000
James M. McTaggart	$1-$10,000	$1-$10,000	$1-$10,000
Karla M. Rabusch	$1-$10,000	$1-$10,000	Over $100,000
Mark A. Schmid	$1-$10,000	$1-$10,000	$1-$10,000
James L.L. Tullis	$1-$10,000	$1-$10,000	$1-$10,000

Dollar Range of Equity Securities

Board Members	Core Fixed Income Fund	Core Plus Bond Fund	Corporate Bond Fund	Floating Rate Fund

Interested Director/Trustee
Douglas B. Sieg	None	None	None	None
Independent Director/Trustee
Eric C. Fast	$1-$10,000	$1-$10,000	$1-$10,000	Over $100,000
Evelyn E. Guernsey	$1-$10,000	$1-$10,000	$1-$10,000	$10,001-$50,000
Julie A. Hill	$1-$10,000	$1-$10,000	$1-$10,000	$10,001-$50,000
Kathleen M. Lutito	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000
James M. McTaggart	$1-$10,000	$1-$10,000	$1-$10,000	$10,001-$50,000
Karla M. Rabusch	$1-$10,000	$1-$10,000	$1-$10,000	Over $100,000
Mark A. Schmid	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000
James L.L. Tullis	$1-$10,000	$1-$10,000	$1-$10,000	Over $100,000
Part I 5-2

Dollar Range of Equity Securities

Board Members	High Yield Fund	Income Fund	Inflation Focused Fund	Short Duration Core Bond Fund

Interested Director/Trustee
Douglas B. Sieg	$50,001-$100,000	None	None	None
Independent Director/Trustee
Eric C. Fast	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000
Evelyn E. Guernsey	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000
Julie A. Hill	$10,001-$50,000	$10,001-$50,000	$1-$10,000	$10,001-$50,000
Kathleen M. Lutito	$10,001-$50,000	$1-$10,000	$1-$10,000	$1-$10,000
James M. McTaggart	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000
Karla M. Rabusch	Over $100,000	$1-$10,000	$1-$10,000	$1-$10,000
Mark A. Schmid	Over $100,000	$1-$10,000	$1-$10,000	$1-$10,000
James L.L. Tullis	$50,001-$100,000	$1-$10,000	$1-$10,000	$1-$10,000

Dollar Range of Equity Securities

Board Members	Short Duration Income Fund	Total Return Fund	Ultra Short Bond Fund	Calibrated Dividend Growth Fund

Interested Director/Trustee
Douglas B. Sieg	$50,001-$100,000	$50,001-$100,000	$50,001-$100,000	Over $100,000
Independent Director/Trustee
Eric C. Fast	Over $100,000	$1-$10,000	$1-$10,000	$1-$10,000
Evelyn E. Guernsey	$50,001-$100,000	$1-$10,000	$1-$10,000	$1-$10,000
Julie A. Hill	$50,001-$100,000	$10,001-$50,000	$1-$10,000	$50,001-$100,000
Kathleen M. Lutito	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000
James M. McTaggart	$10,001-$50,000	$1-$10,000	$1-$10,000	$1-$10,000
Karla M. Rabusch	Over $100,000	$1-$10,000	$10,001-$50,000	$1-$10,000
Mark A. Schmid	Over $100,000	$1-$10,000	$1-$10,000	$1-$10,000
James L.L. Tullis	Over $100,000	$1-$10,000	$1-$10,000	$10,001-$50,000
Part I 5-3

Dollar Range of Equity Securities
Board Members	Growth Opportunities Fund	Small Cap Value Fund	Aggregate Dollar Range of Equity Securities in Lord Abbett Funds

Interested Director/Trustee
Douglas B. Sieg	Over $100,000	$10,001-$50,000	Over $100,000
Independent Director/Trustee
Eric C. Fast	$1-$10,000	Over $100,000	Over $100,000
Evelyn E. Guernsey	$1-$10,000	$1-$10,000	Over $100,000
Julie A. Hill	$10,001-$50,000	$10,001-$50,000	Over $100,000
Kathleen M. Lutito	$1-$10,000	$1-$10,000	Over $100,000
James M. McTaggart	$1-$10,000	$1-$10,000	Over $100,000
Karla M. Rabusch	$1-$10,000	$50,001-$100,000	Over $100,000
Mark A. Schmid	$1-$10,000	$1-$10,000	Over $100,000
James L.L. Tullis	$1-$10,000	$10,001-$50,000	Over $100,000

Committee Meetings

The following table sets forth the number of times each committee of the Board met during the most recent fiscal year:

Fiscal Year Ended	Audit Committee	Proxy Committee	Nominating and Governance Committee	Contract Committee
November 30, 2018	4	2	6	7
Part I 5-4

6.
INVESTMENT ADVISORY AND OTHER SERVICES, FEES, AND EXPENSES

For more information on Lord Abbett, please see the “Investment Adviser” section of Part II.

Lord Abbett is each Fund’s investment adviser. Lord Abbett is a privately held investment adviser. Lord Abbett’s address is 90 Hudson Street, Jersey City, NJ 07302-3973.

Under each Management Agreement between Lord Abbett and each of Investment Trust and Research Fund, on behalf of their respective Funds, Lord Abbett is entitled to an annual management fee based on each Fund’s average daily net assets. The management fee is allocated to each class of shares based upon the relative proportion of each Fund’s net assets represented by that class.

Each Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett, including, without limitation, Rule 12b-1 Plan expenses, Independent Board Members’ fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of registering its shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses and shareholder reports to existing shareholders, insurance premiums, and other expenses connected with executing portfolio transactions.

Management Fee Rates

The management fee is accrued daily, payable monthly, and calculated at the following annual rates:

Investment Trust
Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund	0.10%
Convertible Fund
First $1 billion	0.70%
Next $1 billion	0.60%
Over $2 billion	0.57%
Core Fixed Income Fund
First $1 billion	0.24%
Next $1 billion	0.21%
Over $2 billion	0.20%
Core Plus Bond Fund and Total Return Fund
First $4 billion	0.28%
Next $11 billion	0.26%
Over $15 billion	0.25%
Corporate Bond Fund
First $2 billion	0.40%
Over $2 billion	0.35%
Floating Rate Fund
First $1 billion	0.50%
Over $1 billion	0.45%
Part I 6-1

High Yield Fund
First $1 billion	0.60%
Next $1 billion	0.55%
Over $2 billion	0.50%
Income Fund
First $3 billion	0.38%
Next $7 billion	0.35%
Over $10 billion	0.34%
Inflation Focused Fund
First $2 billion	0.30%
Next $3 billion	0.28%
Over $5 billion	0.26%
Short Duration Core Bond Fund
First $1 billion	0.30%
Next $1 billion	0.25%
Over $2 billion	0.20%
Short Duration Income Fund
First $1 billion	0.35%
Next $1 billion	0.30%
Over $2 billion	0.25%
Ultra Short Bond Fund	0.20%

Research Fund
Calibrated Dividend Growth Fund
First $2 billion	0.55%
Over $2 billion	0.49%
Growth Opportunities Fund
First $1 billion	0.75%
Next $1 billion	0.65%
Next $1 billion	0.60%
Over $3 billion	0.58%
Small Cap Value Fund
First $2 billion	0.75%
Over $2 billion	0.70%

Management Fees Paid to Lord Abbett

The following tables set forth the management fees each Fund paid to Lord Abbett (taking into account any management fee waivers) for the last three fiscal years ended November 30th:

	2016
	Gross Management Fees	Management Fees Waived	Net Management Fees
Investment Trust
Multi-Asset Balanced Opportunity Fund	$1,984,721	$0	$1,984,721
Multi-Asset Income Fund	1,917,228	0	1,917,228
Convertible Fund	4,114,263	(464,375)	3,649,888
Core Fixed Income Fund[1]	5,705,205	(2,602,602)	3,102,603
Core Plus Bond Fund[1,2]	47,229	(47,229)	0
Corporate Bond Fund[3]	N/A	N/A	N/A
Floating Rate Fund	30,592,629	0	30,592,629
High Yield Fund	25,829,024	0	25,829,024
Part I 6-2

	2016
	Gross Management Fees	Management Fees Waived	Net Management Fees
Income Fund[4]	9,119,060	(2,186,861)	6,932,199
Inflation Focused Fund[5]	2,453,443	(980,346)	1,473,097
Short Duration Core Bond Fund[3]	N/A	N/A	N/A
Short Duration Income Fund	89,852,475	0	89,852,475
Total Return Fund[1]	10,907,367	(3,511,285)	7,396,082
Ultra Short Bond Fund[6]	2,800	(2,800)	0

Research Fund
Calibrated Dividend Growth Fund[7]	$12,507,616	$(4,262,014)	$8,245,602
Growth Opportunities Fund	4,365,431	0	4,365,431
Small Cap Value Fund	8,772,985	0	8,772,985

	2017
	Gross Management Fees	Management Fees Waived	Net Management Fees
Investment Trust
Multi-Asset Balanced Opportunity Fund	$1,872,702	$0	$1,872,702
Multi-Asset Income Fund	1,705,711	0	1,705,711
Convertible Fund	4,931,509	(28,128)	4,903,381
Core Fixed Income Fund[1]	5,391,769	(2,445,885)	2,945,884
Core Plus Bond Fund[1,2]	53,381	(53,381)	0
Corporate Bond Fund[3]	13,989	(13,989)	0
Floating Rate Fund	52,310,678	0	52,310,678
High Yield Fund	34,428,414	0	34,428,414
Income Fund	9,616,235	(2,177,313)	7,438,922
Inflation Focused Fund[5]	4,459,284	(631,612)	3,827,672
Short Duration Core Bond Fund[3]	11,687	(11,687)	0
Short Duration Income Fund	101,866,001	0	101,866,001
Total Return Fund[1]	13,297,757	(3,865,404)	9,432,353
Ultra Short Bond Fund[6]	1,203,055	(656,925)	546,130

Research Fund
Calibrated Dividend Growth Fund[7]	$14,326,371	$(3,189,927)	$11,136,444
Growth Opportunities Fund	3,920,145	0	3,920,145
Small Cap Value Fund	8,886,043	0	8,886,043

	2018
	Gross Management Fees	Management Fees Waived	Net Management Fees
Investment Trust
Multi-Asset Balanced Opportunity Fund	$1,724,271	$0	$1,724,271
Multi-Asset Income Fund	1,585,012	0	1,585,012
Convertible Fund	6,375,034	0	6,375,034
Core Fixed Income Fund[1]	3,668,857	(841,635)	2,827,222
Core Plus Bond Fund[1,2]	45,326	(45,326)	0
Corporate Bond Fund[3]	24,855	(24,855)	0
Floating Rate Fund	61,767,716	0	61,767,716
High Yield Fund	35,660,503	0	35,660,503
Part I 6-3

	2018
	Gross Management Fees	Management Fees Waived	Net Management Fees
Income Fund[8]	9,168,647	(736,063)	8,432,584
Inflation Focused Fund[5]	4,376,333	(100,184)	4,276,149
Short Duration Core Bond Fund[3]	28,613	(28,613)	0
Short Duration Income Fund	102,737,062	0	102,737,062
Total Return Fund[1]	11,907,768	(1,557,048)	10,350,720
Ultra Short Bond Fund[6]	12,262,168	(5,496,897)	6,765,271

Research Fund
Calibrated Dividend Growth Fund[7]	$13,490,878	$(686,713)	$12,804,165
Growth Opportunities Fund	5,551,203	0	5,551,203
Small Cap Value Fund	8,146,064	0	8,146,064

[1]	Before April 1, 2018, the management fees for Core Fixed Income Fund, Core Plus Bond Fund, and Total Return Fund were calculated at the following annual rates:

0.45% on the first $1 billion of average daily net assets;

0.40% on the next $1 billion of average daily net assets; and

0.35% on the Fund’s average daily net assets over $2 billion.

[2]	Core Plus Bond Fund commenced operations on December 2, 2015.

[3]	Corporate Bond Fund and Short Duration Core Bond Fund commenced operations on April 19, 2017.

[4]	Before April 1, 2016, the management fee for Income Fund was calculated at the following annual rates:

0.50% on the first $2.5 billion of average daily net assets;

0.45% on the next $1.5 billion of average daily net assets; and

0.40% on the Fund’s average daily net assets over $4 billion.

[5]	Before April 1, 2018, the management fee for Inflation Focused Fund was calculated at the following annual rates:

0.40% on the first $2 billion of average daily net assets;

0.375% on the next $3 billion of average daily net assets; and

0.35% on the Fund’s average daily net assets over $5 billion.

[6]	Ultra Short Bond Fund commenced operations on October 12, 2016.

[7]	Before April 1, 2018, the management fee for Calibrated Dividend Growth Fund was calculated at the following annual rates:

0.65% on the first $1 billion of average daily net assets;

0.60% on the next $1 billion of average daily net assets; and

0.55% on the Fund’s average daily net assets over $2 billion.

[8]	Before April 1, 2018, the management fee for Income Fund was calculated at the following annual rates:

0.50% on the first $2.5 billion of average daily net assets;

0.40% on the next $1.5 billion of average daily net assets; and

0.38% on the Fund’s average daily net assets over $4 billion.

Part I 6-4

Contractual Fee Waivers and Expense Limitations

Lord Abbett has contractually agreed to waive its fees and/or reimburse Fund expenses to the extent necessary to limit each Fund’s total net annual operating expenses (excluding certain expenses such as fees under a Rule 12b-1 Plan and acquired fund fees and expenses) to the annual rates set forth in the following table. These agreements may be terminated only by the Funds’ Board.

	Contract Period	Class A1	Class F3 and R6	All Other Share Classes
Investment Trust
Core Plus Bond Fund	April 1, 2019 - March 31, 2020	--	0.46%	0.48%
Corporate Bond Fund	April 1, 2019 - March 31, 2020	--	0.43%	0.48%
Short Duration Core Bond Fund	April 1, 2019 - March 31, 2020	--	0.38%	0.40%
Ultra Short Bond Fund	April 1, 2019 - March 31, 2020	--	0.22%	0.27%
Ultra Short Bond Fund	July 31, 2019 - March 31, 2021	0.27%	--	--

As to Core Fixed Income Fund and Total Return Fund, for the period from April 1, 2019 through March 31, 2020, Lord Abbett has contractually agreed to waive each Fund’s Class I shareholder servicing expenses at the annual rate of 0.04% of the Fund’s average daily net assets.

As to Calibrated Dividend Growth Fund, for the period from April 1, 2019 through March 31, 2020, the Distributor has contractually agreed to waive the Fund’s 0.10% Rule 12b-1 fee for Class F shares.

Administrative Services Fees Paid to Lord Abbett

Pursuant to an Administrative Services Agreement with the Funds, Lord Abbett provides certain administrative services not involving the provision of investment advice to the Funds. The following table sets forth the administrative services fees each Fund paid to Lord Abbett for the last three fiscal years ended November 30th:

	2016	2017	2018
Investment Trust
Multi-Asset Balanced Opportunity Fund	$462,072	$749,080	$689,708
Multi-Asset Income Fund	433,782	682,284	634,005
Convertible Fund	235,101	281,800	364,288
Core Fixed Income Fund	520,520	489,177	476,762
Core Plus Bond Fund[1]	4,198	4,745	5,377
Corporate Bond Fund[2]	N/A	1,399	2,485
Floating Rate Fund	2,674,900	4,605,394	5,446,019
High Yield Fund	1,946,322	2,634,273	2,732,840
Income Fund	729,525	769,299	874,386
Inflation Focused Fund	245,345	445,928	531,531
Short Duration Core Bond Fund[2]	N/A	1,558	3,815
Short Duration Income Fund	14,136,396	16,058,560	16,197,930
Total Return Fund	1,075,128	1,348,315	1,503,324
Ultra Short Bond Fund[3]	560	240,611	2,452,434

Research Fund
Calibrated Dividend Growth Fund	$802,964	$932,827	$955,296
Growth Opportunities Fund	232,823	209,074	296,064
Small Cap Value Fund	467,893	473,922	434,457

[1]	Core Plus Bond Fund commenced operations on December 2, 2015.

[2]	Corporate Bond Fund and Short Duration Core Bond Fund commenced operations on April 19, 2017.

[3]	Ultra Short Bond Fund commenced operations on October 12, 2016.
Part I 6-5

Distributor

For additional information on the Distributor, please see the “Investment Advisory and Other Services, Fees, and Expenses – Distributor” section of Part II. The Distributor received no other compensation (including compensation on redemption and repurchase and brokerage commissions in connections with Fund transactions) apart from that reflected below.

The following table sets forth the net sales charge received (after allowance of a portion of the sales charge to independent dealers) by the Distributor, as the Registrant’s principal underwriter, for the last three fiscal years ended November 30th:

	2016	2017	2018
Investment Trust
Gross sales charge	$18,873,193	$19,868,232	$13,356,192
Amount allowed to dealers	16,240,387	17,062,974	11,537,937
Net commissions received by the Distributor	2,632,806	2,805,258	1,818,255

Research Fund
Gross sales charge	$4,861,935	$3,727,570	$2,469,484
Amount allowed to dealers	4,106,929	3,144,708	2,080,437
Net commissions received by the Distributor	755,006	582,862	389,047

The following table sets forth the CDSC received by the Distributor for the last three fiscal years ended November 30th:

	2016	2017	2018
Investment Trust
CDSC received by the Distributor	$3,140,470	$3,193,110	$2,464,594

Research Fund
CDSC received by the Distributor	$48,457	$69,096	$32,945

Rule 12b-1 Plan

For additional information, please see the “Investment Advisory and Other Services, Fees, and Expenses – Rule 12b-1 Plan” section of Part II.

The following table sets forth the amounts paid by each applicable class of each Fund to the Distributor pursuant to the Rule 12b-1 Plan for the fiscal year ended November 30, 2018:

Investment Trust
	Class A	Class A1[1]	Class B2	Class C	Class F
Multi-Asset Balanced Opportunity Fund	$3,308,968	-	$6,666	$2,746,792	$55,510
Multi-Asset Income Fund	1,936,372	-	1,434	4,749,697	253,492
Convertible Fund	273,390	-	493	347,573	186,810
Core Fixed Income Fund	865,994	-	1,289	445,379	154,466
Core Plus Bond Fund	12,754	-	-	6,285	6,098
Corporate Bond Fund	699	-	-	852	2,374
Part I 6-6

	Class A	Class A1[1]	Class B2	Class C	Class F
Floating Rate Fund	7,260,145	-	-	13,393,037	5,878,556
High Yield Fund	2,711,586	-	3,120	4,034,672	2,066,298
Income Fund	1,769,090	-	2,379	1,645,378	460,713
Inflation Focused Fund	377,209	-	-	410,636	437,880
Short Duration Core Bond Fund	5,274	-	-	9,399	2,699
Short Duration Income Fund	19,075,928	-	8,172	45,869,057	15,035,852
Total Return Fund	2,430,759	-	3,261	1,212,467	889,056
Ultra Short Bond Fund	5,420,163	N/A	-	-	1,879,713

	Class P	Class R2	Class R3	Class R4	Class T2
Multi-Asset Balanced Opportunity Fund	$2,924	$2,307	$160,114	$11,721	$17
Multi-Asset Income Fund	-	733	92,404	3,585	17
Convertible Fund	267	508	32,546	157	-
Core Fixed Income Fund	-	4,826	66,970	19,339	-
Core Plus Bond Fund	-	161	135	67	-
Corporate Bond Fund	-	151	200	63	-
Floating Rate Fund	-	8,192	240,763	17,224	17
High Yield Fund	1,996	93,819	513,893	202,689	17
Income Fund	-	11,712	261,531	11,284	-
Inflation Focused Fund	-	1,603	853	3,282	17
Short Duration Core Bond Fund	-	149	134	62	-
Short Duration Income Fund	-	141,088	1,501,266	225,804	17
Total Return Fund	2,506	35,576	595,069	168,783	17
Ultra Short Bond Fund	-	-	-	-	-

Research Fund
	Class A	Class B2	Class C	Class F	Class P
Calibrated Dividend Growth Fund	$4,064,421	$4,242	$2,596,262	$233,227	$7,447
Growth Opportunities Fund	859,933	1,775	346,030	21,165	11,775
Small Cap Value Fund	891,496	341	180,709	23,101	142,044

	Class R2	Class R3	Class R4	Class T2
Calibrated Dividend Growth Fund	$7,824	$90,746	$9,940	$18
Growth Opportunities Fund	7,224	94,094	2,521	-
Small Cap Value Fund	3,876	35,500	5,784	-

[1]	Class A1 shares are newly created for Ultra Short Bond Fund and have not yet commenced operations as of the date of this SAI.

[2]	There are no outstanding Class B and T shares as of the date of this SAI.

Brokerage Commissions

The Funds’ policy with respect to portfolio transactions and brokerage is set forth under the “Brokerage Allocation and Other Practices” section of Part II.

Brokerage Commissions Paid to Independent Broker-Dealer Firms. The following table sets forth the total brokerage commissions on transactions of securities each Fund paid to independent broker-dealer firms for the last three fiscal years ended November 30th:

Part I 6-7

	2016	2017	2018
Investment Trust
Multi-Asset Balanced Opportunity Fund	$28,106	$37,364	$51,374
Multi-Asset Income Fund	26,657	31,475	28,733
Convertible Fund	267,090	433,855	497,468
Core Fixed Income Fund	3,154	11,653	18,195
Core Plus Bond Fund[1]	414	280	373
Corporate Bond Fund[2]	N/A	414	381
Floating Rate Fund	12,758	397,278	471,633
High Yield Fund	1,201,074	1,757,168	1,697,980
Income Fund	113,777	58,585	62,139
Inflation Focused Fund	24,199	40,536	46,337
Short Duration Core Bond Fund[2]	N/A	94	163
Short Duration Income Fund	905,431	622,780	537,757
Total Return Fund	25,366	46,212	79,040
Ultra Short Bond Fund[3]	N/A	N/A	N/A

	2016	2017	2018
Research Fund
Calibrated Dividend Growth Fund	$645,401	$571,216	$573,829
Growth Opportunities Fund	492,093	248,843	176,305
Small Cap Value Fund	721,926	764,394	502,705

[1]	Core Plus Bond Fund commenced operations on December 2, 2015.

[2]	Corporate Bond Fund and Short Duration Core Bond Fund commenced operations on April 19, 2017.

[3]	Ultra Short Bond Fund commenced operations on October 12, 2016.

The amount of brokerage commissions paid by a Fund may change from year to year because of changing asset levels, shareholder activity, and portfolio turnover, among other factors.

In addition to the purchase of research services through “commission sharing arrangements,” Lord Abbett purchased third party research services with its own resources during the past three fiscal years ended November 30th.

The following table sets forth the amount of portfolio transactions directed by each Fund to broker-dealers that provided research services for the fiscal year ended November 30, 2018, for which the Fund paid the brokerage commissions indicated:

	Transactions	Commissions
Investment Trust
Multi-Asset Balanced Opportunity Fund	$0	$0
Multi-Asset Income Fund	0	0
Convertible Fund	688,917,303	304,261
Core Fixed Income Fund	0	0
Core Plus Bond Fund	0	0
Corporate Bond Fund	0	0
Floating Rate Fund	329,533,617	238,727
High Yield Fund	2,439,919,965	854,294
Income Fund	0	0
Inflation Focused Fund	0	0
Part I 6-8

	Transactions	Commissions
Short Duration Core Bond Fund	0	0
Short Duration Income Fund	0	0
Total Return Fund	0	0
Ultra Short Bond Fund	0	0
Research Fund
Calibrated Dividend Growth Fund	$1,454,787,630	$342,596
Growth Opportunities Fund	831,658,882	146,722
Small Cap Value Fund	721,886,768	292,528

Regular Broker-Dealers

During the fiscal year ended November 30, 2018, each Fund acquired securities of its “regular brokers or dealers,” as that term is defined in Rule 10b-1 under the 1940 Act, or of their parents as follows:

	Regular Broker or Dealer	Value of the Fund’s Aggregate Holdings of the Regular Broker’s or Dealer’s or Parent’s Securities
Investment Trust
Multi-Asset Balanced Opportunity Fund	None	None
Multi-Asset Income Fund	None	None
Convertible Fund	Bank of America/Merrill Lynch	$20,480,000
	J.P. Morgan Chase & Co.	0
	Wells Fargo Securities LLC	21,622,763
Core Fixed Income Fund	Bank of America/Merrill Lynch	$4,609,806
	Citigroup Global Markets Inc.	20,121,069
	Goldman, Sachs & Co.	2,896,946
	Morgan Stanley Wealth Management	3,984,449
	Wells Fargo Securities, LLC	10,920,328
Core Plus Bond Fund	Bank of America/Merrill Lynch	$31,852
	Citigroup Global Markets Inc.	391,877
	Fidelity National Financial Group	27,202
	Goldman, Sachs & Co.	26,499
	J.P. Morgan Securities LLC	223,376
	Toronto-Dominion Bank	207,017
	Wells Fargo Securities, LLC	160,043
Corporate Bond Fund	Barclays Capital Inc.	$90,397
	Citigroup Global Markets Inc.	103,011
	Goldman, Sachs & Co.	44,456
	HSBC Securities USA, Inc.	25,736
	J.P. Morgan Securities LLC	64,387
	Morgan Stanley Co. LLC	73,339
	Wells Fargo Securities, LLC	48,070
Floating Rate Fund	None	None
High Yield Fund	Morgan Stanley	$105,000
Income Fund	Bank of America/Merrill Lynch	$18,164,494
	Barclays Capital Inc.	5,459,563
	Citigroup Global Markets Inc.	29,631,288
	Goldman, Sachs & Co.	8,853,607
	J.P. Morgan Securities LLC	14,412,993
	Morgan Stanley Wealth Management	12,388,901
	Wells Fargo	10,496,476
Part I 6-9

	Regular Broker or Dealer	Value of the Fund’s Aggregate Holdings of the Regular Broker’s or Dealer’s or Parent’s Securities
Inflation Focused Fund	Bank of America/Merrill Lynch	$10,784,658
	Barclays Capital Inc.	3,530,905
	Citigroup Global Markets Inc.	28,534,925
	Goldman, Sachs & Co.	8,837,853
	J.P. Morgan Securities LLC	48,122,321
	Morgan Stanley	13,280,041
	TD Securities (USA) LLC	5,000,000
	UBS Financial Services Inc.	23,191,421
	Wells Fargo Securities, LLC	8,651,045
Short Duration Core Bond Fund	Bank of America/Merrill Lynch	$58,730
	Barclays Capital Inc.	90,397
	Citigroup Global Markets Inc.	109,564
	Credit Suisse Group AG	66,062
	Goldman, Sachs & Co.	58,582
	HSBC USA, Inc.	30,212
	J.P. Morgan Securities LLC	343,936
	Morgan Stanley	260,945
	Toronto-Dominion Bank	200,469
Short Duration Income Fund	Bank of America/Merrill Lynch	$261,117,098
	Barclays Capital Inc.	143,301,513
	Citigroup Global Markets Inc.	646,928,353
	Goldman, Sachs & Co.	324,649,259
	J.P. Morgan Securities LLC	1,248,693,644
	Morgan Stanley	442,999,863
	Wells Fargo Securities, LLC	447,401,752
Total Return Fund	Bank of America/Merrill Lynch	$15,032,503
	Citigroup Global Markets Inc.	51,455,318
	Goldman, Sachs & Co.	7,664,283
	Morgan Stanley Wealth Management Wells Fargo Securities, LLC	8,692,627 32,753,960
Ultra Short Bond Fund	Bank of America/Merrill Lynch	$185,476,628
	Barclays Capital Inc.	10,041,331
	Citigroup Global Markets Inc.	312,330,394
	Goldman, Sachs & Co.	151,445,818
	J.P. Morgan Securities LLC Mitsubishi UFJ Financial Grp, Inc.	220,251,578 19,232,722
	Morgan Stanley Wealth Management	285,997,229
	Royal Bank of Canada	47,503,124
	SunTrust Robinson Humphrey Capital Inc.	12,604,245
	UBS Financial Services Inc.	143,560,495
	Wells Fargo Securities, LLC	342,862,418
Research Fund
Calibrated Dividend Growth Fund	Ameriprise Financial Services, Inc.	$20,785,950
Growth Opportunities Fund	None	None
Small Cap Value Fund	None	None
Part I 6-10

7.
PORTFOLIO MANAGER INFORMATION

Other Accounts Managed

The following table sets forth information about the other accounts managed by the Funds’ portfolio managers as of each Fund’s fiscal year ended November 30, 2018 (or another date, if indicated). For more information, please see the “Portfolio Management Information” section of Part II. The data shown below are approximate.

Included in the Registered Investment Companies category are those U.S.-registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies. The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles. Lord Abbett does not manage any hedge funds. The Other Accounts category encompasses retirement and benefit plans (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by financial intermediaries unaffiliated with Lord Abbett.

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Investment Trust
Multi-Asset Balanced Opportunity Fund
Giulio Martini	4	3,688.2	0	0	0	0
Robert A. Lee	20	90,930.7	23	6,586.1	2,856	7,817.3[1]
Jeffrey O. Herzog	4	3,688.2	0	0	0	0
David B. Ritt	4	3,688.2	0	0	0	0

Multi-Asset Income Fund
Giulio Martini	4	3,784.9	0	0	0	0
Robert A. Lee	20	91,027.5	23	6,586.1	2,856	7,817.3[1]
Jeffrey O. Herzog	4	3,784.9	0	0	0	0
David B. Ritt	4	3,784.9	0	0	0	0

Convertible Fund[2]
Alan R. Kurtz	0	0	0	0	2,299	710.4

Core Fixed Income Fund
Kewjin Yuoh	15	76,594.4	10	3,711.0	544	5,738.0[1]
Robert A. Lee	20	91,390.9	23	6,586.1	2,856	7,817.3[1]
Andrew H. O’Brien	14	76,289.4	10	3,711.0	544	5,738.0[1]

Core Plus Bond Fund
Kewjin Yuoh	15	77,651.9	10	3,711.0	544	5,738.0[1]
Robert A. Lee	20	92,448.3	23	6,586.1	2,856	7,817.3[1]
Andrew H. O’Brien	14	77,346.9	10	3,711.0	544	5,738.0[1]
Steven F. Rocco	16	86,067.1	24	6,584.6	2,838	6,563.0[1]

Corporate Bond Fund
Andrew H. O’Brien	14	77,354.5	10	3,711.0	544	5,738.0[1]
Kewjin Yuoh	15	77,659.5	10	3,711.0	544	5,738.0[1]
Part I 7-1

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Floating Rate Fund
Jeffery D. Lapin	0	0	7	205.5	2	492.3
Robert A. Lee	20	77,530.3	23	6,586.1	2,856	7,817.3[1]
Steven F. Rocco	16	71,149.1	24	6,584.6	2,838	6,563.0[1]
Kearney M. Posner	0	0	7	205.5	2	492.3

High Yield Fund
Steven F. Rocco	16	79,636.9	24	6,584.6	2,838	6,563.0[1]
Robert A. Lee	20	86,018.1	23	6,586.1	2,856	7,817.3[1]
Christopher Gizzo	3	14,052.8	9	3,826.6	11	876.6

Income Fund
Andrew H. O’Brien	14	75,270.3	10	3,711.0	544	5,738.0[1]
Robert A. Lee	20	90,371.8	23	6,586.1	2,856	7,817.3[1]
Kewjin Yuoh	15	75,575.3	10	3,711.0	544	5,738.0[1]
Steven F. Rocco	16	83,990.6	24	6,584.6	2,838	6,563.0[1]

Inflation Focused Fund
Kewjin Yuoh	15	76,215.9	10	3,711.0	544	5,738.0[1]
Robert A. Lee	20	91,012.4	23	6,586.1	2,856	7,817.3[1]
Andrew H. O’Brien	14	75,910.9	10	3,711.0	544	5,738.0[1]
Steven F. Rocco	16	84,631.1	24	6,584.6	2,838	6,563.0[1]
Hyun Lee	1	305.0	0	0	0	0

Short Duration Core Bond Fund
Kewjin Yuoh	15	77,652.3	10	3,711.0	544	5,738.0[1]
Andrew H. O’Brien	14	77,347.3	10	3,711.0	544	5,738.0[1]

Short Duration Income Fund
Andrew H. O’Brien	14	35,914.1	10	3,711.0	544	5,738.0[1]
Robert A. Lee	20	51,015.6	23	6,586.1	2,856	7,817.3[1]
Kewjin Yuoh	15	36,219.1	10	3,711.0	544	5,738.0[1]
Steven F. Rocco	16	44,634.3	24	6,584.6	2,838	6,563.0[1]

Total Return Fund
Kewjin Yuoh	15	74,081.1	10	3,711.0	544	5,738.0[1]
Robert A. Lee	20	88,877.5	23	6,586.1	2,856	7,817.3[1]
Andrew H. O’Brien	14	73,776.0	10	3,711.0	544	5,738.0[1]
Steven F. Rocco	16	82,496.3	24	6,584.6	2,838	6,563.0[1]

Ultra Short Bond Fund
Yoana N. Koleva	0	0	1	810.3	0	0
Andrew H. O’Brien	14	64,663.9	10	3,711.0	544	5,738.0[1]
Kewjin Yuoh	15	64,968.9	10	3,711.0	544	5,738.0[1]
Adam C. Castle	0	0	1	810.3	0	0
Part I 7-2

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Research Fund
Calibrated Dividend Growth Fund[3]
Walter H. Prahl	4	7,651.4	0	0	0	0
Marc Pavese	4	7,651.4	0	0	0	0
David J. Linsen[4]	0	0	1	4.3	0	0
Darnell C. Azeez[5]	2	6,251.9	0	0	0	0
Servesh Tiwari[5]	2	6,251.9	0	0	0	0

Growth Opportunities Fund
Jeffrey Rabinowitz	1	73.8	0	0	0	0

Small Cap Value Fund
Eli Rabinowich	9	7,597.5	1	64.3	1,815	1,793.2[6]
John C. Hardy	3	2,701.6	1	64.3	588	1,062.2[7]

[1]	Includes $626.1 million for which Lord Abbett provides investment models to managed account sponsors.

[2]	Effective, August 1, 2019, Alan R. Kurtz will head Convertible Fund’s team and will be primarily responsible for the day-to day management of the Fund.

[3]	Effective August 1, 2019, David J. Linsen, Darnell C. Azeez, and Servesh Tiwari will be added as portfolio managers of Calibrated Dividend Growth Fund.

[4]	Data is as of October 31, 2018.

[5]	Data is as of June 28, 2019.

[6]	Includes $521.1 million for which Lord Abbett provides investment models to managed account sponsors.

[7]	Includes $88.1 million for which Lord Abbett provides investment models to managed account sponsors.

Holdings of Portfolio Managers

The following table indicates the dollar range of securities beneficially owned by each portfolio manager in the Fund(s) he or she manages, as of November 30, 2018 (or another date, if indicated). This table includes the value of securities beneficially owned by such portfolio managers through 401(k) plans and certain other plans or accounts, if any.

Ownership of Securities	Aggregate Dollar Range of Securities
Investment Trust
Multi-Asset Balanced Opportunity Fund
Giulio Martini	$0
Robert A. Lee	$50,001-$100,000
Jeffrey O. Herzog	$0
David B. Ritt	$100,001-$500,000

Multi-Asset Income Fund
Giulio Martini	$0
Robert A. Lee	$50,001-$100,000
Jeffrey O. Herzog	$0
David B. Ritt	$0
Part I 7-3

Ownership of Securities	Aggregate Dollar Range of Securities

Convertible Fund[1]
Alan R. Kurtz	$500,001-$1,000,000

Core Fixed Income Fund
Kewjin Yuoh	$50,001-$100,000
Robert A. Lee	$100,001-$500,000
Andrew H. O’Brien	$1-$10,000

Core Plus Bond Fund
Kewjin Yuoh	$0
Robert A. Lee	$0
Andrew H. O’Brien	$1-$10,000
Steven F. Rocco	$0

Corporate Bond Fund
Andrew H. O’Brien	$1-$10,000
Kewjin Yuoh	$0

Floating Rate Fund
Jeffery D. Lapin	$50,001-$100,000
Robert A. Lee	Over $1 million
Steven F. Rocco	$0
Kearney M. Posner	$1-$10,000

High Yield Fund
Steven F. Rocco	$100,001-$500,000
Robert A. Lee	$100,001-$500,000
Christopher J. Gizzo	$100,001-$500,000

Income Fund
Andrew H. O’Brien	$1-$10,000
Robert A. Lee	$100,001-$500,000
Kewjin Yuoh	$1-$10,000
Steven F. Rocco	$0

Inflation Focused Fund
Kewjin Yuoh	$100,001-$500,000
Robert A. Lee	$100,001-$500,000
Andrew H. O’Brien	$100,001-$500,000
Steven F. Rocco	$0
Hyun Lee	$10,001-$50,000

Short Duration Core Bond Fund
Kewjin Yuoh	$0
Andrew H. O’Brien	$1-$10,000

Short Duration Income Fund
Andrew H. O’Brien	$100,001-$500,000
Part I 7-4

Ownership of Securities	Aggregate Dollar Range of Securities
Robert A. Lee	Over $1 million
Kewjin Yuoh	$100,001-$500,000
Steven F. Rocco	$0

Total Return Fund
Kewjin Yuoh	$50,001-$100,000
Robert A. Lee	$100,001-$500,000
Andrew H. O’Brien	$1-$10,000
Steven F. Rocco	$0

Ultra Short Bond Fund
Yoana N. Koleva	$500,001-$1,000,000
Andrew H. O’Brien	$1-$10,000
Kewjin Yuoh	$0
Adam C. Castle	$0

Research Fund
Calibrated Dividend Growth Fund
Walter H. Prahl	Over $1 million
Marc Pavese	$100,001-$500,000
David J. Linsen[2]	N/A
Darnell C. Azeez[2]	N/A
Servesh Tiwari[2]	N/A

Growth Opportunities Fund
Jeffrey Rabinowitz	$500,001-$1,000,000

Small Cap Value Fund
Eli Rabinowich[3]	$50,001-$100,000
John C. Hardy	$100,001-$500,000

[1]	Effective, August 1, 2019, Alan R. Kurtz will head Convertible Fund’s team and will be primarily responsible for the day-to day management of the Fund.

[2]	Effective August 1, 2019, David J. Linsen, Darnell C. Azeez, and Servesh Tiwari will be added as portfolio managers of Calibrated Dividend Growth Fund. Each of their holdings will be reported in a future filing.

[3]	Data is as of February 11, 2019.
Part I 7-5

8.
CONTROL PERSONS and PRINCIPAL SHAREHOLDERS

Shareholders beneficially owning 25% or more of outstanding shares may be in control and may be able to affect the outcome of certain matters presented for a shareholder vote. As of February 28, 2019, to the best of the Funds’ knowledge, the following persons or entities owned of record or were known by the Funds to beneficially own more than 25% of a Fund’s outstanding shares:

Multi-Asset Balanced Opportunity Fund

EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD SAINT LOUIS, MO 63131-3729	50.68%

Convertible Fund
LORD ABBETT MULTI-ASSET INCOME FUND LORD ABBETT & CO LLC 90 HUDSON STREET JERSEY CITY, NJ 07302-3900	25.12%

Core Fixed Income Fund
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD SAINT LOUIS, MO 63131-3729	52.85%

Core Plus Bond Fund
LORD ABBETT & CO LLC 90 HUDSON STREET JERSEY CITY, NJ 07302-3900	42.18%

Corporate Bond Fund
LORD ABBETT & CO LLC 90 HUDSON STREET JERSEY CITY, NJ 07302-3900	85.78%

Income Fund
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD SAINT LOUIS, MO 63131-3729	35.09%

Short Duration Core Bond Fund
LORD ABBETT & CO LLC 90 HUDSON STREET JERSEY CITY, NJ 07302-3900 PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399-0002	30.34% 31.36%
Part I 8-1

Total Return Fund
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD SAINT LOUIS, MO 63131-3729	35.15%

Calibrated Dividend Growth Fund
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD SAINT LOUIS, MO 63131-3729	52.18%

As of February 28, 2019, to the best of the Funds’ knowledge, the following persons or entities owned of record or were known by the Funds to beneficially own 5% or more of the specified class of a Fund’s outstanding shares:

Multi-Asset Balanced Opportunity Fund
Class A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	61.50%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	5.62%
Class C	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	13.70%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	5.32%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	11.37%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	18.79%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	8.01%
Class F	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	8.88%
Part I 8-2

	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	16.33%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	19.31%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	6.89%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	24.25%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	13.16%
Class F3	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	100.00%
Class I	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	9.58%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	63.71%
	NATIONWIDE TRUST CO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	6.16%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	5.97%
Class P	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUST FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	22.96%
	ASCENSUS TRUST CO FBO ALTEKCO INC SAFE HARBOR 401K PLAN 134426 PO BOX 10758 FARGO ND 58106-0758	5.79%
Part I 8-3

	RELIANCE TRUST COMPANY FBO HOLDAHL INC 401K PO BOX 28004 ATLANTA GA 30358-0004	69.56%
Class R2	MID ATLANTIC TRUST COMPANY FBO DEWEY COMMUNITIES SERVICE CORP 401 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	69.28%
	ASCENSUS TRUST COMPANY FBO VIOLETTE SILVESTER & SONS, INC. 401 P.O. BOX 10758 FARGO ND 58106-0758	22.96%
	MID ATLANTIC TRUST COMPANY FBO VOICEPORT LLC 401(K) PROFIT SHARING 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	5.35%
Class R3	VOYA INSTUTUTIONAL TRUST CO PO BOX 990065 HARTFORD CT 06199-0065	15.61%
	TALCOTT RESOLUTION LIFE INSURANCE COMPANY PO BOX 5051 HARTFORD CT 06102-5051	14.22%
Class R4	MATRIX TRUST COMPANY CUST FBO DAN C COLE PC 401K PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	5.03%
	MATRIX TRUST COMPANY CUST FBO UNITED CEREBRAL PALSY OF HUDSON 717 17TH ST STE 1300 DENVER CO 80202-3304	5.91%
	MATRIX TRUST COMPANY CUST FBO HAGERTY CONSULTING INC 401K PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	5.97%
Class R5	FIIOC FBO GERVAIS 401(K) PLAN 100 MAGELLAN WAY KWIC COVINGTON KY 41015-1987	81.82%
	PAI TRUST COMPANY INC LEPAGE INC 401(K) P/S PLAN 1300 ENTERPRISE DR DE PERE WI 54115-4934	18.07%
Class R6	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	41.64%
	MATRIX TRUST COMPANY CUST. FBO JBL SYSTEMS INC 401K PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	14.57%
Part I 8-4

	MATRIX TRUST COMPANY CUST. FBO INTEGRATED ORTHO LLC 401(K) PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	5.91%
	MATRIX TRUST COMPANY CUST FBO BBS MENDOZA LLC 401K PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	5.78%
	MATRIX TRUST COMPANY CUST FBO BDR INC 401(K) PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	12.88%
Multi-Asset Income Fund
Class A	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	10.39%
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	24.48%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	12.35%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	9.36%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS 211 MAIN ST SAN FRANCISCO CA 94105-1905	5.57%
Class C	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	7.45%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	6.52%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	13.98%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	6.31%
Part I 8-5

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	25.57%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	8.48%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	5.52%
Class F	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	6.09%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	16.93%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	19.14%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	8.84%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	9.58%
	UBS WM USA OMNI ACCOUNT M/F 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	7.35%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	12.36%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	10.28%
Class F3	JP MORGAN SECURITIES LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0001	98.25%
Class I	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	78.92%
Part I 8-6

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	7.19%
Class R2	MID ATLANTIC TRUST COMPANY FBO ASIAN AND PACIFIC ISLANDER 401(K) P 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	60.61%
	MID ATLANTIC TRUST COMPANY FBO TOXCO INC 401(K) PROFIT SHARING PLA 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	21.54%
	DONG II SEO & DAE HYUN SON TTEE FBO C/O FASCORE LLC SONEX EXPRESS INC RETIREMENT PLAN 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	17.75%
	SAMMONS FINANCIAL NETWORK LLC FBO VARIOUS ACCOUNTS 4546 CORPORATE DR STE 100 WEST DES MOINES IA 50266-5911	20.61%
Class R3	VOYA INSTUTUTIONAL TRUST CO PO BOX 990065 HARTFORD CT 06199-0065	43.58%
	MATRIX TRUST COMPANY CUST FBO MINI MART INC OF OGDEN 401K PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	6.63%
Class R4	MATRIX TRUST COMPANY CUST FBO J MULVANEY PLUMBING & HEATING INC 717 17TH ST STE 1300 DENVER CO 80202-3304	19.67%
	MATRIX TRUST COMPANY CUST. FBO STEVEN B ROSSNEY 401K PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	10.32%
Class R5	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	35.39%
	NATIONWIDE TRUST CO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	64.61%
Class R6	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	12.22%
Part I 8-7

	MATRIX TRUST COMPANY CUST. FBO FLOORING SURFACES INC 717 17TH ST STE 1300 DENVER CO 80202-3304	5.78%
	MATRIX TRUST COMPANY CUST. FBO INTEGRATED ORTHO LLC 401(K) PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	9.80%
	MATRIX TRUST COMPANY CUST FBO ABELSON & COMPANY LLC 401K PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	13.74%
	MATRIX TRUST COMPANY CUST FBO DR JEFFREY P LEWIS & ASSOC LLC 401K 717 17TH ST STE 1300 DENVER CO 80202-3304	8.14%
	MATRIX TRUST COMPANY CUST FBO INTEGRATED MEDICAL SOLUTIONS 717 17TH ST STE 1300 DENVER CO 80202-3304	6.97%
Convertible Fund
Class A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	14.44%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	7.48%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	8.91%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	14.51%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	8.70%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	8.61%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	10.98%
Part I 8-8

Class C	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	5.44%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	21.24%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	11.90%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	12.75%
	UBS WM USA OMNI ACCOUNT M/F 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	7.29%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	5.44%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	12.70%
Class F	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	13.87%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	19.36%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	8.82%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	11.65%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	10.10%
Part I 8-9

	UBS WM USA OMNI ACCOUNT M/F 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	6.92%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	21.43%
Class F3	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	100.00%
Class I	LORD ABBETT MULTI-ASSET INCOME FUND 90 HUDSON ST JERSEY CITY NJ 07302-3900	44.88%
	LORD ABBETT MULTI ASSET BALANCED OPPORTUNITY FUND 90 HUDSON ST JERSEY CITY NJ 07302-3900	33.71%
	LORD ABBETT MULTI ASSET INCOME FUND 90 HUDSON ST JERSEY CITY NJ 07302-3900	11.34%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	5.54%
Class P	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	41.49%
	RELIANCE TRUST CO CUSTODIAN FBO MASSMUTUAL OMNIBUS PLL/SMF PO BOX 28004 ATLANTA GA 30358-0004	29.17%
	DONNA L BERETSKY-NEIDECKER 25 OLIVE PL LYNBROOK NY 11563-3338	28.96%
Class R2	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	41.32%
	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	24.27%
	MATRIX TRUST COMPANY CUST FBO YONKERS PUBLIC SCHOOLS CSD 403(B) 717 17TH ST STE 1300 DENVER CO 80202-3304	16.89%
Part I 8-10

	MATRIX TRUST COMPANY CUST FBO MONROE-WOODBURY CENTRAL SCHOOL 403B 717 17TH ST STE 1300 DENVER CO 80202-3304	17.49%
Class R3	SAMMONS FINANCIAL NETWORK LLC FBO VARIOUS ACCOUNTS 4546 CORPORATE DR STE 100 WEST DES MOINES IA 50266-5911	88.87%
Class R4	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	17.09%
	MATRIX TRUST COMPANY CUST FBO C & H ELECTRIC INC 717 17TH ST STE 1300 DENVER CO 80202-3304	5.83%
	MATRIX TRUST COMPANY CUST FBO LAZ CREATIVE LLC 401K PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	5.96%
	MATRIX TRUST COMPANY CUST. FBO MISSION CHIROPRACTIC & 717 17TH ST STE 1300 DENVER CO 80202-3304	5.94%
	ASCENSUS TRUST COMPANY FBO LJO INC 401(K) PROFIT SHARING PLA 235186 PO BOX 10758 FARGO ND 58106-0758	60.73%
Class R5	NATIONWIDE TRUST CO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	99.76%
Class R6	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	57.51%
	RELIANCE TRUST CO TTEE ADP ACCESS LARGE MARKET 401K 1100 ABERNATHY RD ATLANTA GA 30328-5620	17.39%
	NFS LLC FEBO FIIOC AGENT FBO QUALIFIED EMPLOYEE PLANS (401K) FINOPS-IC FUNDS 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	7.08%
	ASCENSUS TRUST COMPANY FBO WILLIAMS P&R SURGERY, PC 401(K) PS P.O. BOX 10758 FARGO ND 58106-0758	6.38%
Part I 8-11

Core Fixed Income Fund
Class A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	76.25%
Class C	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	30.65%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	5.64%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	8.46%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	6.32%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	11.43%
	UBS WM USA OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	5.42%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	5.00%
Class F	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	36.87%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	14.47%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO #41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	12.72%
Part I 8-12

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	6.32%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	8.13%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	5.14%
Class F3	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	99.85%
Class I	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	79.18%
	CAPINCO C/O US BANK NA 1555 N RIVERCENTER DR STE 302 MILWAUKEE WI 53212-3958	6.16%
Class R2	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	36.76%
	MID ATLANTIC TRUST CO FBO KAYAL ORTHOPAEDIC PC 401(K) PROFIT 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	10.29%
	CAPITAL BANK & TRUST CO TR F SAPP BROTHERS TRUCK STOPS INC RP 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	37.98%
	MARK F EISENBERG DDS TTEE FBO MARK F EISENBERG DDS & ASSC PA 401K C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	13.95%
Class R3	VOYA RETIREMENT INS AND ANNUITY CO SEPARATE A/C F TN41 ONE ORANGE WAY, B3N WINDSOR CT 06095-4773	38.32%
Part I 8-13

	VOYA INSTUTUTIONAL TRUST CO PO BOX 990065 HARTFORD CT 06199-0065	9.10%
	ASCENSUS TRUST CO FBO TINNY CORP RET PLAN PO BOX 10758 FARGO ND 58106-0758	5.43%
Class R4	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	18.90%
	JOHN HANCOCK LIFE INSURANCE CO USA RPS-TRADING OPS ST6 601 CONGRESS ST BOSTON MA 02210-2805	57.86%
	FIIOC FBO C.E. TOLAND & SON PROFIT SHARING 100 MAGELLAN WAY KWIC COVINGTON KY 41015-1987	7.03%
Class R5	NATIONWIDE TRUST CO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	33.97%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.09%
	LINCOLN RETIREMENT SERVICES COMPANY FBO GEORGIA SCHOOL BOARD ASSOC 403B PO BOX 7876 FORT WAYNE IN 46801-7876	12.85%
	LINCOLN RETIREMENT SERVICES COMPANY FBO CRISP REGIONAL HOSPITAL 403B PO BOX 7876 FORT WAYNE IN 46801-7876	28.78%
	CONVERGED TECH GROUP INC TTEE FBO CONVERGED TECHNOLOGY GROUP INC 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	19.29%
Class R6	STEAMFITTERS INDUSTRY SECURITY BENEFIT FUND 2708 40TH AVE LONG ISLAND CITY NY 11101-3725	92.00%
Core Plus Bond Fund
Class A	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	21.11%
Part I 8-14

	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	65.55%
Class C	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	51.12%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	9.33%
	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	15.22%
	JOAN F WOODS SUBJECT TO DST TOD RULES 1316 S 26TH ST LA CROSSE WI 54601-6122	11.09%
Class F	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	23.53%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	8.72%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	36.25%
	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	31.34%
Class F3	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	100.00%
Class I	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	99.97%
Class R2	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	99.89%
Class R3	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	97.98%
Class R4	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	99.89%
Class R5	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	99.89%
Part I 8-15

Class R6	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	99.89%
Corporate Bond Fund
Class A	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	17.25%
	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	73.38%
	UMB BANK NA CUST IRA A/C LINDA E ROWAN 469 S MAIN ST PITTSTON PA 18640-2327	5.60%
Class C	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	14.87%
	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	19.48%
	1978 STRIN FAMILY TRUST B U/A DTD MARILYN B STRIN TR 4728 PARK ENCINO LN UNIT 317 ENCINO CA 91436-3270	61.84%
Class F	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	21.14%
	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	78.86%
Class F3	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	100.00%
Class I	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	65.12%
	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	34.88%
Class R2	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	100.00%
Class R3	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	52.25%
	MATRIX TRUST COMPANY CUST FBO ELK GROVE TOWNSHIP CCSD#59 403(B) 717 17TH ST STE 1300 DENVER CO 80202-3304	31.96%
Part I 8-16

	MATRIX TRUST COMPANY CUST FBO EVERGREEN PARK COMM HSD #231 403B 717 17TH ST STE 1300 DENVER CO 80202-3304	15.40%
Class R4	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	100.00%
Class R5	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	100.00%
Class R6	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	100.00%
Floating Rate Fund
Class A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	5.44%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	11.43%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	9.05%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	8.88%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	11.23%
	UBS WM USA OMNI ACCOUNT M/F 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	8.53%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	12.59%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	6.22%
Part I 8-17

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	6.84%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	5.81%
Class C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	15.37%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	8.94%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	17.25%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	10.19%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	14.74%
Class F	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	13.53%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	24.41%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	7.39%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	8.54%
Part I 8-18

	AMERICAN ENTERPRISE INVESTMENT SVC FBO # 707 2ND AVE S MINNEAPOLIS MN 55402-2405	9.07%
	UBS WM USA OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	8.84%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	6.59%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	13.87%
Class F3	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	63.50%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS ATTN MUTUAL FUNDS DEPT FL 4 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	7.73%
	JP MORGAN SECURITIES LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0001	24.01%
Class I	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	16.94%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	27.17%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	24.31%
Class R2	ASCENSUS TRUST CO FBO OUTLOOK OPTICAL & AFFILIATES INC PO BOX 10758 FARGO ND 58106-0758	18.18%
Part I 8-19

	GREAT-WEST TRUST CO LLC TR F EMPLOYEE BENEFITS CLIENTS 401K FG 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	7.80%
	GARY FRIEDMAN TTEE FBO BROWNSBURG DENTAL GROUP PC 401K PSP C/O FASCORE LLC 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	5.05%
	JEFFREY FRENCH TTEE FBO JEFFREY B FRENCH DVM 401K C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	5.30%
	MATRIX TRUST COMPANY AS AGENT FOR NEWPORT TRUST COMPANY MICROWEST SOFTWARE SYSTEMS, INC. 40 35 IRON POINT CIR STE 300 FOLSOM CA 95630-8589	25.17%
	CAPITAL BANK & TRUST COMPANY TTEE F JAWORSKI PHYSICAL THERAPY INC 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	8.30%
Class R3	SAMMONS FINANCIAL NETWORK LLC FBO VARIOUS ACCOUNTS 4546 CORPORATE DR STE 100 WEST DES MOINES IA 50266-5911	79.05%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	8.89%
Class R4	UBS WM USA OMNI ACCOUNT M/F 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	8.28%
	NATIONWIDE TRUST CO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	40.17%
	NATIONWIDE LIFE INSURANCE CO C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	19.76%
Class R5	FIIOC FBO MANAGEMENT CONCEPTS, INC. 401(K) SAVINGS PLAN 100 MAGELLAN WAY KWIC COVINGTON KY 41015-1987	10.43%
Part I 8-20

	NATIONWIDE TRUST CO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	25.28%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	24.63%
	GREAT-WEST TRUST COMPANY LLC FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	10.74%
	JOHN HANCOCK TRUST COMPANY LLC 690 CANTON ST STE 100 WESTWOOD MA 02090-2324	8.90%
Class R6	STEAMFITTERS INDUSTRY WELFARE FUND 2708 40TH AVE LONG ISLAND CITY NY 11101-3725	12.22%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	14.09%
	WELLS FARGO BANK NA FBO WFC CBP - LORD ABBETT PO BOX 1533 MINNEAPOLIS MN 55480-1533	39.12%
High Yield Fund
Class A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	13.38%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	14.21%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.43%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	8.64%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	7.38%
Part I 8-21

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	5.43%
	CHARLES SCHWAB & CO., INC. ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	10.02%
Class C	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	7.92%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	7.05%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	9.82%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	7.20%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	22.03%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO 707 2ND AVE S MINNEAPOLIS MN 55402-2405	9.54%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	6.82%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	8.72%
Class F	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	10.74%
Part I 8-22

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	6.54%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	8.70%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	6.63%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO 707 2ND AVE S MINNEAPOLIS MN 55402-2405	28.04%
	UBS WM USA OMNI ACCOUNT M/F 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	17.74%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	6.40%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	6.38%
Class I	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	14.38%
	LORD ABBETT MULTI-ASSET INCOME FUND 90 HUDSON ST JERSEY CITY NJ 07302-3900	15.30%
	LORD ABBETT MULTI-ASSET BALANCED OPPORTUNITY FUND 90 HUDSON ST JERSEY CITY NJ 07302-3900	16.10%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	11.21%
Class P	RELIANCE TRUST CO CUSTODIAN FBO MASSMUTUAL OMNIBUS PLL/SMF PO BOX 28004 ATLANTA GA 30358-0004	26.44%
Part I 8-23

	ASCENSUS TRUST CO FBO VELANKANI COMMUNICATIONS PO BOX 10758 FARGO ND 58106-0758	7.53%
	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	66.00%
Class R2	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	32.86%
	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	20.15%
	COMERICA BANK FBO DEARBNHTGECASH P.O. BOX 75000 MAIL CODE 3446 DETROIT MI 48275-0001	11.04%
Class R3	SAMMONS FINANCIAL NETWORK LLC FBO VARIOUS ACCOUNTS 4546 CORPORATE DR STE 100 WEST DES MOINES IA 50266-5911	41.69%
	AUL GROUP RETIREMENT ANNUITY SEPARATE ACCT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368	8.99%
	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUST FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	9.44%
Class R4	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	23.97%
	VOYA INSTITUTIONAL TRUST PO BOX 3507 LITTLE ROCK AR 72203-3507	7.18%
	JOHN HANCOCK LIFE INSURANCE CO USA RPS-TRADING OPS ST6 601 CONGRESS ST BOSTON MA 02210-2805	6.94%
Part I 8-24

	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUST FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	9.14%
	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	8.21%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	5.68%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	5.64%
	GREAT-WEST TRUST COMPANY LLC FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	9.44%
Class R5	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	6.24%
	NATIONWIDE LIFE INSURANCE CO DCVA C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	36.50%
	NATIONWIDE LIFE INSURANCE CO NACO C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	33.02%
Income Fund
Class A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	36.76%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	6.55%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	7.94%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	5.70%
Part I 8-25

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	5.78%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	5.06%
Class C	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	10.75%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	7.17%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	10.02%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	9.99%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	5.14%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	20.13%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	7.48%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	10.35%
Class F	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	9.96%
Part I 8-26

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	13.68%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	10.76%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	7.12%
	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	7.00%
	UBS WM USA OMNI ACCOUNT M/F 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	6.42%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	33.96%
Class F3	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	99.51%
Class I	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	14.09%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	38.06%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	28.83%
Class R2	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	39.97%
Part I 8-27

	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	25.06%
Class R3	SAMMONS FINANCIAL NETWORK LLC FBO VARIOUS ACCOUNTS 4546 CORPORATE DR STE 100 WEST DES MOINES IA 50266-5911	38.39%
	PIMS/PRUDENTIAL RETPLAN NOMINEE TRUSTEE CUSTODIAN 006 PRUDENTIAL SMARTSOLUTION IRA 280 TRUMBULL ST HARTFORD CT 06103-3509	5.79%
	PIMS/PRUDENTIAL RETPLAN NOMINEE TRUSTEE CUSTODIAN 007 PRUDENTIAL SMARTSOLUTION IRA 280 TRUMBULL ST HARTFORD CT 06103-3509	23.54%
	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	5.86%
Class R4	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	61.61%
	FIIOC FBO C.E. TOLAND & SON PROFIT SHARING 100 MAGELLAN WAY KWIC COVINGTON KY 41015-1987	7.41%
	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	15.60%
Class R5	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	83.57%
	FIIOC FBO BRANDENBURG INDUSTRIAL SERVICES CO PROFIT SHARING & 401(K) PLAN 100 MAGELLAN WAY COVINGTON KY 41015-1987	6.23%
Part I 8-28

Class R6	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	44.99%
	VOYA INSTITUTIONAL TRUST CO PO BOX 990065 HARTFORD CT 06199-0065	10.69%
	ASCENSUS TRUST CO FBO EDCO DEFFD COMP PLAN PO BOX 10758 FARGO ND 58106-0758	20.81%
	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	7.14%
Inflation Focused Fund
Class A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	9.32%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	16.17%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.44%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	10.37%
	UBS WM USA OMNI ACCOUNT M/F 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	9.16%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	10.46%
Part I 8-29

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	16.45%
Class C	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	13.64%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	13.01%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	9.26%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	12.55%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	8.79%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	21.78%
Class F	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	10.07%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	26.71%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	14.25%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO 707 2ND AVE S MINNEAPOLIS MN 55402-2405	11.05%
Part I 8-30

	UBS WM USA OMNI ACCOUNT M/F 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	7.00%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	7.00%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	13.97%
Class F3	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	80.97%
	JP MORGAN SECURITIES LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0001	18.38%
Class I	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	36.79%
	LORD ABBETT MULTI-ASSET BALANCED OPPORTUNITY FUND 90 HUDSON ST JERSEY CITY NJ 07302-3900	11.50%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	5.87%
	PROASSURANCE CASUALTY COMPANY ATTN INVESTMENTS & TREASURY 100 BROOKWOOD PL BIRMINGHAM AL 35209-6811	5.17%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	16.28%
Class R2	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	77.27%
Part I 8-31

	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	18.96%
Class R3	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	23.56%
	ASCENSUS TRUST CO FBO CBSI EMPLOYEE RET PLAN SAVINGS PO BOX 10758 FARGO ND 58106-0758	57.35%
	MATRIX TRUST COMPANY CUST FBO HAWK SALES 717 17TH ST STE 1300 DENVER CO 80202-3304	6.78%
	MATRIX TRUST COMPANY CUST. FBO CRAMER DECKER INDUSTRIES 401K PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	7.93%
Class R4	GREAT-WEST TRUST COMPANY LLC FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	18.60%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	79.57%
Class R5	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	39.59%
	NATIONWIDE TRUST CO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	10.02%
	MID ATLANTIC TRUST COMPANY FBO G D S GROUP, INC 401(K) PROFIT SHAR 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	7.45%
	MID ATLANTIC TRUST COMPANY FBO GARY D HEITZLER DDS 401(K) PROFIT 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	40.91%
Part I 8-32

Class R6	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.05%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	49.43%
	MAC & CO ATTN MUTUAL FUND OPERATIONS 500 GRANT ST RM 151-1010 PITTSBURGH PA 15219-2502	14.45%
	ATTN MUTUAL FUND OPERATIONS MAC & CO A/C 331659 500 GRANT ST RM 151-1010 PITTSBURGH PA 15219-2502	22.80%
Short Duration Core Bond Fund
Class A	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	34.83%
	JOAN A BINSTOCK TR THE JOAN A BINSTOCK REVOCABLE LIVING TRUST 1105 PARK AVE APT 9B NEW YORK NY 10128-1200	14.33%
Class C	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	45.47%
	JP MORGAN SECURITIES LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0001	19.67%
	JAMES X MCGINN & CAROL ANN MCGINN MASSAPEQUA PARK NY 11762-1111	6.50%
	TD AMERITRADE FBO TRUSTEES ON FILE FBO MCPHERSON BREY DAVELINE & GOODRICH PC PSP FBO RONA GOODRICH TDA CLEARING INC CUSTODIAN 503 N MAIN ST STE 740 PUEBLO CO 81003-3143	5.40%
Class F	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	21.75%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	45.67%
	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	28.76%
Part I 8-33

Class F3	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	100.00%
Class I	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	40.22%
	TD AMERITRADE FBO KELLY D MCCUNE 21526 SW CAYUSE CT TUALATIN OR 97062-9025	12.02%
	TD AMERITRADE FBO RONALD M MCNULTY REVOC LIV TRUST T U/A JUN 22 2018 RONALD M MCNULTY TR 14307 SW BARROWS RD BEAVERTON OR 97007-6136	39.52%
Class R2	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	100.00%
Class R3	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	46.35%
	MATRIX TRUST COMPANY CUST FBO EASTON ARCHITECTS LLP 401K PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	53.65%
Class R4	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	100.00%
Class R5	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	100.00%
Class R6	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	87.22%
	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUST FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	5.26%
	MATRIX TRUST COMPANY CUST FBO 717 17TH ST STE 1300 DENVER CO 80202-3304	6.07%
Short Duration Income Fund
Class A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	11.26%
Part I 8-34

	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	9.93%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	10.60%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	8.45%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	11.07%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	10.52%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	5.32%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	8.85%
Class C	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	7.31%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	5.58%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	12.92%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	10.30%
Part I 8-35

	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	5.01%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	24.46%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	7.22%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	9.83%
Class F	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	12.36%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	19.49%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	8.99%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	7.58%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO 707 2ND AVE S MINNEAPOLIS MN 55402-2405	9.87%
	UBS WM USA OMNI ACCOUNT M/F 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	7.64%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	5.97%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	20.13%
Part I 8-36

Class F3	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	41.32%
	JP MORGAN SECURITIES LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0001	51.50%
Class I	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	19.46%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	23.46%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	25.49%
Class R2	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	61.28%
	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	19.33%
Class R3	SAMMONS FINANCIAL NETWORK LLC FBO VARIOUS ACCOUNTS 4546 CORPORATE DR STE 100 WEST DES MOINES IA 50266-5911	42.27%
	VOYA INSTUTUTIONAL TRUST CO PO BOX 990065 HARTFORD CT 06199-0065	22.85%
	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	11.12%
Part I 8-37

Class R4	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	27.45%
	VOYA RETIREMENT INS AND ANNUITY CO SEPARATE A/C F ONE ORANGE WAY, B3N WINDSOR CT 06095-4773	5.45%
	JOHN HANCOCK LIFE INSURANCE CO USA RPS-TRADING OPS ST6 601 CONGRESS ST BOSTON MA 02210-2805	20.50%
	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	10.87%
Class R5	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.71%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	6.15%
	NATIONWIDE TRUST CO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	25.12%
	GREAT-WEST TRUST COMPANY LLC FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	5.55%
	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	13.29%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	5.13%
Class R6	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	7.68%
Part I 8-38

	DESERET MUTUAL EMPLOYEE PENSION PLAN TRUST PO BOX 45530 SALT LAKE CITY UT 84145-0530	11.77%
	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	7.21%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	6.03%
Total Return Fund
Class A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	58.62%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	12.71%
Class C	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	26.26%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	6.67%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	17.23%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	9.66%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	10.69%
Part I 8-39

Class F	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	32.14%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	10.06%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	16.40%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	5.06%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO 707 2ND AVE S MINNEAPOLIS MN 55402-2405	5.34%
	UBS WM USA OMNI ACCOUNT M/F 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	5.17%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	5.18%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	10.42%
Class F3	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	99.79%
Class I	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	39.73%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	16.31%
Part I 8-40

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	10.96%
Class P	RELIANCE TRUST CO CUSTODIAN FBO MASSMUTUAL OMNIBUS PLL/SMF PO BOX 28004 ATLANTA GA 30358-0004	17.38%
	GREAT-WEST TRUST COMPANY LLC FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	52.99%
	TALCOTT RESOLUTION LIFE INSURANCE CO PO BOX 5051 HARTFORD CT 06102-5051	28.10%
Class R2	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	43.07%
	RELIANCE TRUST CO CUSTODIAN FBO MASSMUTUAL OMNIBUS PLL/SMF PO BOX 28004 ATLANTA GA 30358-0004	27.82%
	MATRIX TRUST COMPANY CUST. FBO SIMPSON UNIVERSITY 403B 717 17TH ST STE 1300 DENVER CO 80202-3304	6.28%
	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	8.98%
Class R3	TALCOTT RESOLUTION LIFE INSURANCE COMPANY PO BOX 5051 HARTFORD CT 06102-5051	23.71%
	AUL GROUP RETIREMENT ANNUITY SEPARATE ACCT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368	11.74%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	12.59%
Part I 8-41

	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	5.35%
Class R4	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	52.48%
	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	5.21%
	NATIONWIDE LIFE INSURANCE CO DCVA C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	5.85%
Class R5	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	42.47%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	24.98%
	NATIONWIDE TRUST CO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	17.92%
Class R6	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.33%
	GREAT-WEST TRUST COMPANY LLC FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	13.04%
	DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	5.27%
Part I 8-42

	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	12.65%
	SAXON & CO. VI OMNIBUS ACCOUNT VICA P.O. BOX 7780-1888 PHILADELPHIA PA 19182-0001	6.08%
	DCGT TRUSTEE & OR CUSTODIAN FBO APPLIED IND TECH INC FUND OF FUNDS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	6.46%
Ultra Short Bond Fund[1]
Class A	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	7.22%
	LPL FINANCIAL PO BOX 509046 SAN DIEGO CA 92150-9046	5.52%
	MORGAN STANLEY SMITH BARNEY LLC 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	25.04%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	5.80%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	12.72%
	RBC CAPITAL MARKETS LLC 510 MARQUETTE AVE S MINNEAPOLIS MN 55402-1110	5.14%
	STIFEL NICOLAUS & CO INC 501 N BROADWAY SAINT LOUIS MO 63102-2188	6.36%
Class F	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	9.97%
	LPL FINANCIAL PO Box 509046 SAN DIEGO 92150-9046	10.30%
	MLPF&S 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	8.14%
	MORGAN STANLEY SMITH BARNEY LLC 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	29.56%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	7.35%
Part I 8-43

	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	5.99%
	RBC CAPITAL MARKETS LLC 510 MARQUETTE AVE S MINNEAPOLIS MN 55402-1110	5.35%
	UBS WM USA 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	11.70%
Class F3	EDWARD D JONES & CO 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	47.43%
	JP MORGAN SECURITIES LLC 4 CHASE METROTECH CTR BROOKLYN NY 11245-0001	39.98%
	THE JACKSON LABORATORY 600 MAIN ST BAR HARBOR ME 04609-1500	10.05%
Class I	CHARLES SCHWAB & CO INC 211 MAIN STREET SAN FRANCISCO CA 94105-1905	15.52%
	LORD ABBETT MULTI-ASSET BALANCED OPPORTUNITY FUND 90 HUDSON ST JERSEY CITY NJ 07302-3900	10.04%
	LORD ABBETT MULTI-ASSET INCOME FUND 90 HUDSON ST JERSEY CITY NJ 07302-3900	17.42%
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	18.00%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	8.05%
Class R5	D A DAVIDSON & CO NW FEED LLC PENS PLAN & TR 8 3RD ST N GREAT FALLS MT 59401-3155	5.62%
	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	10.71%
	MID ATLANTIC TRUST COMPANY LAKELAND SPORTS CENTER, INC. 1251 WATERFRONT PL STE 525 PITTSBURG PA 15222-4228	22.70%
	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUST FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	50.51%
Part I 8-44

	TD AMERITRADE TRUST COMPANY PO BOX 17748 DENVER CO 80217-0748	9.39%
Class R6	HOCO FBO NON FID ERISA 922 WALNUT ST MAILSTOP TBTS 2 KANSAS CITY MO 64106-1802	61.01%
	HOCO FBO NON FID ERISA 922 WALNUT ST MAILSTOP TBTS 2 KANSAS CITY MO 64106-1802	36.69%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	10.83%
Calibrated Dividend Growth Fund
Class A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	62.23%
Class C	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	10.62%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	7.02%
	MORGAN STANLEY SMITH BARNEY ATTN MUTUAL FUND OPERATIONS HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311	9.69%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	6.26%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	12.10%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	8.73%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	15.45%
Part I 8-45

Class F	AMERICAN ENTERPRISE INVESTMENT SVC FBO 707 2ND AVE S MINNEAPOLIS MN 55402-2405	9.05%
	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT- 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	11.24%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	17.92%
	MORGAN STANLEY SMITH BARNEY ATTN MUTUAL FUND OPERATIONS HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311	12.79%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	9.07%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	9.51%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	11.61%
	UBS WM USA OMNI ACCOUNT M/F 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	5.87%
Class F3	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	99.78%
Class I	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105-1905	15.89%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	5.49%
Part I 8-46

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	62.34%
Class P	TALCOTT RESOLUTION LIFE INSURANCE COMPANY PO BOX 5051 HARTFORD CT 06102-5051	98.48%
Class R2	CONTENTO ESAJIAN KIEREJCZYK & LONG C/O FASCORE LLC AD ART INC 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	5.76%
	MATRIX TRUST COMPANY CUST. FBO BUCKEYE TOOLS AND SUPPLY CO., 717 17TH ST STE 1300 DENVER CO 80202-3304	18.54%
	MID ATLANTIC TRUST CO FBO ROCKETSHIP TRANS CORP 401K PSP & TRUST 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	8.86%
	MID ATLANTIC TRUST COMPANY FBO DAVIS EYE ASSOCIATES 401(K) PROFIT 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	9.98%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	13.80%
	PAI TRUST COMPANY, INC. RIGGINS CO., L.C. 401(K) PROFIT SHA 1300 ENTERPRISE DR DE PERE WI 54115-4934	22.55%
Class R3	MORGAN STANLEY SMITH BARNEY ATTN MUTUAL FUND OPERATIONS HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311	6.78%
	TALCOTT RESOLUTION LIFE INSURANCE COMPANY PO BOX 5051 HARTFORD CT 06102-5051	33.94%
Class R4	FIIOC FBO C.E. TOLAND & SON PROFIT SHARING 100 MAGELLAN WAY KWIC COVINGTON KY 41015-1987	19.93%
	MATRIX TRUST COMPANY CUST. FBO SUNRYSE CONSTRUCTION SERVICES INC 717 17TH ST STE 1300 DENVER CO 80202-3304	6.54%
Part I 8-47

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	48.79%
Class R5	AUL GROUP RETIREMENT ANNUITY SEPARATE ACCT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368	23.88%
	NATIONWIDE TRUST CO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	74.61%
Class R6	FIIOC FBO FRANKFURT KURNIT KLEIN & SELZ P.C. 401(K) PROFIT SHARING PLAN 100 MAGELLAN WAY KWIC COVINGTON KY 41015-1987	18.50%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	63.97%
Growth Opportunities Fund
Class A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	43.06%
Class C	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	12.04%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	13.16%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	5.48%
Class F	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	6.45%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	19.60%
Part I 8-48

	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	9.28%
	UBS WM USA OMNI ACCOUNT M/F 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	25.28%
	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 510 MARQUETTE AVE S MINNEAPOLIS MN 55402-1110	8.07%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	11.26%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	7.24%
Class F3	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	99.75%
Class I	LORD ABBETT MULTI-ASSET INCOME FUND 90 HUDSON ST JERSEY CITY NJ 07302-3900	21.32%
	LORD ABBETT MULTI-ASSET BALANCED OPPORTUNITY FUND 90 HUDSON ST JERSEY CITY NJ 07302-3900	37.87%
Class P	VOYA RETIREMENT INS AND ANNUITY CO SEPARATE A/C F ONE ORANGE WAY, B3N WINDSOR CT 06095-4773	33.62%
	TALCOTT RESOLUTION LIFE INSURANCE CO PO BOX 5051 HARTFORD CT 06102-5051	59.88%
	AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368	6.06%
Class R2	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	33.60%
Part I 8-49

	RELIANCE TRUST CO CUSTODIAN FBO MASSMUTUAL OMNIBUS PLL/SMF PO BOX 28004 ATLANTA GA 30358-0004	15.29%
	MASSACHUSETTS MUTUAL INSURACNCE COM 1295 STATE STREET MIP M200-INVST SPRINGFIELD MA 01111-0001	6.29%
	TALCOTT RESOLUTION LIFE INSURANCE COMPANY PO BOX 5051 HARTFORD CT 06102-5051	18.57%
	MATRIX TRUST COMPANY CUST FBO MICHAEL S BURTT PA 401(K) PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	7.46%
	K MEASEL R MEASEL S MEASEL TTEE FBO ACE CUTTING EQUIP & SUPPLY INC 401K C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	8.01%
Class R3	TALCOTT RESOLUTION LIFE INSURANCE CO PO BOX 5051 HARTFORD CT 06102-5051	29.95%
Class R4	MASSACHUSETTS MUTUAL LIFE INSURANCE CO 1295 STATE STREET MIP M200-INVST SPRINGFIELD MA 01111-0001	8.14%
	PAI TRUST COMPANY, INC. MATLIN LAW GROUP, P.C. 401(K) P/S P 1300 ENTERPRISE DR DE PERE WI 54115-4934	19.40%
	MATRIX TRUST COMPANY CUST FBO HAGERTY CONSULTING INC 401K PLAN 717 17TH ST STE 1300	17.36%
Class R5	LORD ABBETT & CO LLC 90 HUDSON ST	17.51%
	FIIOC FBO PETERS’, INC. 401(K) PROFIT SHARING PLAN 100 MAGELLAN WAY KWIC COVINGTON KY 41015-1987	80.65%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	61.42%
Class R6	MASSACHUSETTS MUTUAL LIFE INSURANCE CO 1295 STATE STREET MIP M200-INVST SPRINGFIELD MA 01111-0001	16.80%
	GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	7.60%
Part I 8-50

Small Cap Value Fund
Class A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	29.92%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	5.33%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	8.14%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	5.08%
Class C	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	14.61%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	9.18%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	20.19%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	5.59%
Class F	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	5.16%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	25.44%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	8.90%
Part I 8-51

	LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	6.12%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO 707 2ND AVE S MINNEAPOLIS MN 55402-2405	6.00%
	UBS WM USA OMNI ACCOUNT M/F 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	8.50%
	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 510 MARQUETTE AVE S MINNEAPOLIS MN 55402-1110	8.77%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	12.17%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	7.49%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	5.63%
Class F3	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	99.80%
Class I	LORD ABBETT ALPHA STRATEGY FUND 90 HUDSON ST JERSEY CITY NJ 07302-3900	44.10%
	THE VANGUARD FIDUCIARY TRUST CO ATTN OUTSIDE FUNDS PO BOX 2600 VALLEY FORGE PA 19482-2600	10.16%
	TEXASAVER 401(K) PLAN EMPLOYEE RETIREMENT SYSTEM OF TX C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	24.59%
Part I 8-52

	TEXASAVERS 457 PLAN EMPLOYEE RETIREMENT SYSTEM OF TX C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	10.10%
Class P	RELIANCE TRUST CO CUSTODIAN FBO MASSMUTUAL OMNIBUS PLL/SMF PO BOX 28004 ATLANTA GA 30358-0004	17.23%
	VOYA RETIREMENT INS AND ANNUITY CO SEPARATE A/C F ONE ORANGE WAY, B3N WINDSOR CT 06095-4773	7.60%
	TALCOTT RESOLUTION LIFE INSURANCE CO PO BOX 5051 HARTFORD CT 06102-5051	45.16%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 4 JACKSONVILLE FL 32246-6484	23.21%
Class R2	MID ATLANTIC TRUST COMPANY FBO CARLA CORPORATION 401(K) PROFIT SHA 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	18.27%
	JEFFREY FRENCH TTEE FBO JEFFREY B FRENCH DVM 401K C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	23.15%
	B FOREMNY & P NIEPOKOJ TTEE FBO F & N SOLUTIONS INC 401K PSP C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	15.62%
	CAPITAL BANK & TRUST CO TTEE FBO BELDEN HIRAMOTO LIU & CO 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	9.49%
	JENNIFER OLSON TTEE FBO C/O FASCORE LLC OLSON DENTAL LLC 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	5.22%
Class R3	VOYA RETIREMENT INS AND ANNUITY CO SEPARATE A/C F ONE ORANGE WAY, B3N WINDSOR CT 06095-4773	5.73%
Part I 8-53

	ROGER BARAL & KEVIN CALHOUN BLOOMFIELD ELECTRIC CO INC 401 PW P C/O FASCORE LLC 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	6.25%
	CAPITAL BANK & TRUST CO TTEE FBO CHEMICAL WEED CONTROL INC 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	15.45%
Class R4	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	32.50%
	C/O MUTUAL FUND TRADING GREAT-WEST TRUST COMPANY LLC TTEE F RECORDKEEPING FOR VARIOUS BENEFIT P 8525 E ORCHARD RD GREENWOOD VLG CO 80111-5002	51.97%
Class R5	LORD ABBETT & CO LLC 90 HUDSON ST JERSEY CITY NJ 07302-3900	92.08%
	NATIONWIDE TRUST CO FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	7.92%
Class R6	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	35.62%
	WELLS FARGO BANK FBO VARIOUS RETIREMENT PLANS 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-1076	8.78%
	NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	51.89%

As of February 28, 2019 each Fund’s officers and Board Members, as a group, owned less than 1% of each class of the Fund’s outstanding shares, except for the Funds’ share classes stated below.

Convertible Fund	Class A Class R6	2.03% 25.12%
Calibrated Dividend Growth Fund	Class R6	13.94%
Growth Opportunities Fund	Class R6	13.92%

Class A1 shares are newly created. Lord Abbett’s seed capital may represent ownership of up to 100% of certain share classes during their initial phase of operation and, in limited circumstances, during subsequent periods. It is anticipated that over time this percentage will decrease.

[1]	The control persons and principal shareholder information for Ultra Short Bond Fund has been updated as of June 30, 2019.
Part I 8-54

9.
FINANCIAL STATEMENTS

The financial statements are incorporated into this SAI by reference to the Funds’ most recent annual report to shareholders, which has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in its report, based on its authority as an expert in accounting and auditing.

Part I 9-1